UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number:  811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2021

Item 1.	Reports to Stockholders.

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	17
RiverNorth/Oaktree High Income Fund	68
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	85
RiverNorth/DoubleLine Strategic Income Fund	86
RiverNorth/Oaktree High Income Fund	87
Statement of Operations
RiverNorth Core Opportunity Fund	89
RiverNorth/DoubleLine Strategic Income Fund	90
RiverNorth/Oaktree High Income Fund	91
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	92
RiverNorth/DoubleLine Strategic Income Fund	94
RiverNorth/Oaktree High Income Fund	96
Financial Highlights
RiverNorth Core Opportunity Fund	98
RiverNorth/DoubleLine Strategic Income Fund	106
RiverNorth/Oaktree High Income Fund	114
Notes to Financial Statements	121
Additional Information	144
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	145

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

 Fixed Income Allocation(1)(2) (percentages are based on net assets)

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Real Estate Investment Trust ("REIT") Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Small-Cap Risk – small cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2021	3

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2021	5

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk –exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Management Risk –there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Unrated Security Risk – Unrated securities determined by the sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. U.S. Government Securities Risk – There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine Capital LP, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (Standard & Poor's, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2021	7

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2021.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed- End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Risk – The discontinuation of LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2021	9

RiverNorth Funds	Portfolio Update

March 31, 2021 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree Capital Management, L.P., the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

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RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2021 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2020, and held for the six months ended March 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2021	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2021 (Unaudited)

	Beginning Account Value 10/01/2020	Ending Account Value 03/31/2021	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,251.90	1.33%	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	1.33%	$6.69
Class R Shares
Actual	$1,000.00	$1,250.00	1.58%	$8.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	1.58%	$7.95
RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,044.80	0.87%	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	0.87%	$4.38
Class R Shares
Actual	$1,000.00	$1,043.40	1.12%	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	1.12%	$5.64
RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,059.60	1.35%	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79
Class R Shares
Actual	$1,000.00	$1,058.30	1.60%	$8.21
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 58.05%
383,467	Aberdeen Emerging Markets Equity Income Fund, Inc.	$3,316,990
80,632	AllianzGI Convertible & Income 2024 Target Term Fund	835,348
54,953	Apollo Tactical Income Fund, Inc.	817,701
161,498	Barings Global Short Duration High Yield Fund	2,596,888
45,380	BlackRock Global Opportunities Equity Trust	521,416
15,887	Blackrock Health Sciences Trust II	417,828
29,678	BlackRock Science & Technology Trust II	1,059,208
17,698	Blackstone Long-Short Credit Income Fund	250,250
60,674	Blackstone Strategic Credit Fund	808,784
6,905	Blackstone/GSO Senior Floating Rate Term Fund	107,442
115,938	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,398,212
158,528	Calamos Long/Short Equity & Dynamic Income Trust	3,199,095
1	Cornerstone Strategic Value Fund, Inc.	13
1	Cornerstone Total Return Fund, Inc.	13
60,342	Eaton Vance Senior Floating-Rate Trust	832,116
63,689	Eaton Vance, Ltd. Duration Income Fund	804,392
28,600	First Eagle Senior Loan Fund	410,124
14,036	First Trust Energy Infrastructure Fund	173,766
38,948	First Trust High Yield Opportunities 2027 Term Fund	773,118
228,237	First Trust New Opportunities MLP & Energy Fund	1,216,503
26,500	First Trust Senior Floating Rate 2022 Target Term Fund	249,365
639,773	Invesco Senior Income Trust	2,687,047
14,880	Ivy High Income Opportunities Fund	202,963
5	Liberty All Star Growth Fund, Inc.	43
42,944	LMP Capital and Income Fund, Inc.	545,389
42,855	Macquarie Global Infrastructure Total Return Fund, Inc.	936,810
108,978	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	656,048
54,978	NexPoint Credit Strategies Fund	626,199
108,603	Nuveen AMT-Free Quality Municipal Income Fund	1,609,496
123,035	Nuveen Credit Strategies Income Fund	799,727
58,108	Nuveen Diversified Dividend and Income Fund	550,864
53,075	Nuveen Floating Rate Income Opportunity Fund	506,335
19,072	Nuveen Global High Income Fund	295,044
92,456	Nuveen High Income November 2021 Target Term Fund	866,313
22,586	Nuveen Mortgage Opportunity Term Fund	468,659
39,917	Nuveen Quality Municipal Income Fund	604,343
115,107	Pershing Square Holdings Ltd.	4,086,298
61,779	PGIM Global High Yield Fund, Inc.	921,743
26,318	PGIM High Yield Bond Fund, Inc.	412,140
68,908	Source Capital, Inc.	3,014,725
315,064	Sprott Focus Trust, Inc.	2,457,499
20,513	Templeton Emerging Markets Income Fund	151,181
70,072	Voya Emerging Markets High Income Dividend Equity Fund	560,576
34,084	Voya Global Advantage and Premium Opportunity Fund	326,184
458,667	Voya Global Equity Dividend and Premium Opportunity Fund	2,614,402

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description		Value
100,444	Voya International High Dividend Equity Income Fund	$560,478
10,667	Wells Fargo Income Opportunities Fund	90,029
2,447	Western Asset Global Corporate Defined Opportunity Fund, Inc.	43,092
81,696	Western Asset High Income Opportunity Fund, Inc.	415,016
13,914	Western Asset Managed Municipals Fund, Inc.	180,743

TOTAL CLOSED-END FUNDS
(Cost $40,976,329)		46,977,958

BUSINESS DEVELOPMENT COMPANIES - 5.65%
161,330	Barings BDC, Inc.	1,610,073
477,973	Oaktree Specialty Lending Corp.	2,963,433

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,137,405)		4,573,506

COMMON STOCKS - 4.22%
13,110	Agba Acquisition, Ltd.(a)	138,573
6,580	Amplitude Healthcare Acquisition Corp.(a)	65,142
20,159	Austerlitz Acquisition Corp. I(a)	202,396
20,128	Austerlitz Acquisition Corp. II(a)	201,884
29,943	Churchill Capital Corp. II(a)	299,430
40,405	Churchill Capital Corp. VI(a)	406,474
40,843	Churchill Capital Corp. VII(a)	407,205
9,077	Greenvision Acquisition Corp.(a)	92,222
40,455	Jaws Mustang Acquisition Corp.(a)	410,618
20,514	Khosla Ventures Acquisition Co. III(a)	204,319
20,258	KKR Acquisition Holdings I Corp.(a)	202,783
10,614	LIV Capital Acquisition Corp.(a)	105,503
20,149	Longview Acquisition Corp. II(a)	202,296
10,753	Merida Merger Corp. I(a)	106,240
36,571	Soaring Eagle Acquisition Corp.(a)	370,099

TOTAL COMMON STOCKS
(Cost $3,353,924)		3,415,184

EXCHANGE TRADED FUNDS - 4.17%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	854,702
16,009	iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,081,970
4,000	iShares® JP Morgan USD Emerging Markets Bond ETF	435,520

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,190,615)		3,372,192

See Notes to Financial Statements.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description				Value
PREFERRED STOCKS - 0.47%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%, 03/31/2026			$378,898

TOTAL PREFERRED STOCKS
(Cost $378,879)				378,898

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 4.61%
United States - 4.61%
28,881	First Eagle Alternative Capital BDC, Inc.	6.75%	12/30/2022	734,155
1,220,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	1,224,241
21,578	PennantPark Investment Corp.	5.50%	10/15/2024	554,339
32,100	Portman Ridge Finance Corp.	6.13%	09/30/2022	810,525
16,232	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	410,678

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,580,324)				3,733,938

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS - 2.40%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	$851,698
190,456	BlackRock TCP Capital Corp.	4.63%	03/01/2022	195,941
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	893,537

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,683,267)				1,941,176

U.S. GOVERNMENT BONDS AND NOTES - 1.46%
1,570,765	U.S. Treasury Bonds	1.25%	05/15/2050	1,185,866

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $1,196,727)				1,185,866

Shares/Description				Value
Rights - 0.02%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024			7,866
9,077	Greenvision Acquisition Corp., Strike Price 11.50, Expires 10/28/2024			5,265

TOTAL RIGHTS
(Cost $4,847)				13,131

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description Value
Warrants - 0.05%(a)
Shares	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	$3,806
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	3,806
3,290	Amplitude Healthcare Acquisition Corp., Strike Price 11.50, Expires 12/01/2026	2,698
3,237	Greenvision Acquisition Corp., Strike Price 11.50, Expires 10/28/2024	3,141
19,378	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	16,082
10,614	LIV Capital Acquisition Corp., Strike Price 11.50, Expires 01/10/2025	6,051
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	6,236

TOTAL WARRANTS
(Cost $25,783)		38,014

SHORT-TERM INVESTMENTS - 16.82%
Money Market Fund - 16.82%
13,613,528	State Street Institutional Trust (7 Day Yield 0.01%)	13,613,528

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,613,528)		13,613,528

TOTAL INVESTMENTS - 97.92%
(Cost $72,141,628)		$79,243,391
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.08%		1,683,615
NET ASSETS - 100.00%		$80,927,006

(a)	Non-income producing security.

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 15.29%
1,248,821	AllianceBernstein Global High Income Fund, Inc.	$14,798,529
288,445	Ares Dynamic Credit Allocation Fund, Inc.	4,335,328
507,856	BlackRock Debt Strategies Fund, Inc.	5,586,416
608,393	BlackRock Floating Rate Income Strategies Fund, Inc.	7,909,109
1,015,686	Blackstone Strategic Credit Fund	13,539,094
1,181,762	BNY Mellon High Yield Strategies Fund	3,651,645
1,208,947	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	14,579,901
1,482,696	Eaton Vance, Ltd. Duration Income Fund	18,726,451
706,694	First Trust High Income Long/Short Fund	10,685,213
143,015	First Trust High Yield Opportunities 2027 Term Fund	2,838,848
1,048,094	First Trust Senior Floating Rate 2022 Target Term Fund	9,862,565
1,306,231	Invesco Dynamic Credit Opportunities Fund	14,851,846
2,656,480	Invesco Senior Income Trust	11,157,216
1,449,660	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,726,953
2,861,899	Nuveen Credit Strategies Income Fund	18,602,344
217,262	Nuveen Floating Rate Income Opportunity Fund	2,072,680
432,593	Nuveen Global High Income Fund	6,692,214
197,028	Nuveen High Income November 2021 Target Term Fund	1,846,152
309,507	Nuveen Quality Municipal Income Fund	4,685,936
892,908	PGIM Global High Yield Fund, Inc.	13,322,187
706,918	PGIM High Yield Bond Fund, Inc.	11,070,336
744,466	Templeton Emerging Markets Income Fund	5,486,714
761,055	Western Asset Emerging Markets Debt Fund, Inc.	10,061,147
5,073,929	Western Asset High Income Opportunity Fund, Inc.	25,775,559
53,327	Western Asset High Yield Defined Opportunity Fund, Inc.	822,836
3,805,251	Western Asset Inflation-Linked Opportunities & Income Fund	46,271,852

TOTAL CLOSED-END FUNDS
(Cost $265,730,016)		287,959,071

BUSINESS DEVELOPMENT COMPANIES - 0.24%
450,860	Barings BDC, Inc.	4,499,583

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,517,076)		4,499,583

COMMON STOCKS - 0.00%(a)
12,164	Frontera Energy Corp.	62,037
31,580	McDermott International, Ltd.(b)	25,264

TOTAL COMMON STOCKS
(Cost $1,193,381)		87,301

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description				Value
OPEN-END FUNDS - 1.70%
3,378,600	RiverNorth/Oaktree High Income Fund, Class I(c)			$31,954,120

TOTAL OPEN-END FUNDS
(Cost $32,858,218)				31,954,120

PREFERRED STOCKS - 0.46%
331,750	Virtus AllianzGI Convertible & Income Fund, 5.625%(d)			8,758,200

TOTAL PREFERRED STOCKS
(Cost $8,193,671)				8,758,200

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 2.27%
United States - 2.27%
243,698	First Eagle Alternative Capital, Inc.	6.75%	12/30/2022	6,194,803
241,858	First Eagle Alternative Capital, Inc.	6.13%	10/30/2023	6,249,611
305,377	Hercules Capital, Inc.	5.25%	04/30/2025	7,738,253
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	802,366
49,593	Oxford Square Capital Corp.	6.25%	04/30/2026	1,253,215
233,620	PennantPark Investment Corp.	5.50%	10/15/2024	6,001,698
340,018	Portman Ridge Finance Corp.	6.13%	09/30/2022	8,585,455
232,060	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	5,871,234

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $40,973,578)				42,696,635

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.63%
Argentina - 0.08%
$150,000	AES Argentina Generacion SA(e)	7.75%	02/02/2024	$120,751
600,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	483,006
150,000	Capex SA(e)	6.88%	05/15/2024	133,502
150,000	Pampa Energia SA(g)	9.13%	04/15/2029	126,000
450,000	Pampa Energia SA(e)	9.13%	04/15/2029	378,000
575,629	Stoneway Capital Corp.(e)(h)	10.00%	03/01/2027	218,739
				1,459,998
Australia - 0.18%
1,000,000	APT Pipelines, Ltd.(g)	4.25%	07/15/2027	1,108,374
475,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	527,110
680,000	Macquarie Group, Ltd.(f)(g)	3M US L + 1.33%	03/27/2024	725,027
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	532,731

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	$539,561
				3,432,803
Brazil - 0.26%
400,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	394,120
1,300,000	Banco do Estado do Rio Grande do Sul SA(f)(g)	5Y US TI + 4.928%	01/28/2031	1,277,309
1,050,000	CSN Islands XII Corp.(d)(e)	7.00%	Perpetual Maturity	1,054,704
200,000	Guara Norte SARL(g)	5.20%	06/15/2034	196,455
950,000	Oi SA(i)	10.00% (4.00%)	07/27/2025	1,004,625
300,000	Simpar Europe SA(g)	5.20%	01/26/2031	294,462
550,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	594,723
				4,816,398
British Virgin Islands - 0.05%
400,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	404,200
200,000	C5 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.28%	Perpetual Maturity	193,000
200,000	State Grid Overseas Investment 2013, Ltd.(e)	3.13%	05/22/2023	209,228
200,000	State Grid Overseas Investment 2016, Ltd.	1.00%	08/05/2025	194,883
				1,001,311
Canada - 0.41%
405,000	Bank of Montreal(f)	3.80%	12/15/2032	445,407
355,000	Bank of Nova Scotia	1.63%	05/01/2023	364,072
150,000	Bank of Nova Scotia	3.40%	02/11/2024	161,532
335,000	Bell Canada	0.75%	03/17/2024	334,703
140,000	Bombardier, Inc.(g)	6.00%	10/15/2022	140,262
270,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	274,006
670,000	Garda World Security Corp.(g)	8.75%	05/15/2025	703,074
200,000	GFL Environmental, Inc.(g)	4.00%	08/01/2028	193,875
220,000	GFL Environmental, Inc.(g)	3.50%	09/01/2028	213,675
600,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	487,800
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(g)	5.00%	12/31/2026	160,200
800,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(g)	7.00%	12/31/2027	767,696
205,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	203,975
160,000	MEG Energy Corp.(g)	7.13%	02/01/2027	167,900
25,000	MEG Energy Corp.(g)	5.88%	02/01/2029	25,125
545,000	Nutrien, Ltd.	4.20%	04/01/2029	613,721
185,000	Parkland Corp.(g)	5.88%	07/15/2027	197,603
155,000	Parkland Corp.(g)	4.50%	10/01/2029	155,581

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$420,000	Superior Plus LP / Superior General Partner, Inc.(g)	4.50%	03/15/2029	$425,334
55,000	Telesat Canada / Telesat LLC(g)	6.50%	10/15/2027	55,172
620,000	Tervita Corp.(g)	11.00%	12/01/2025	705,250
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	843,796
				7,639,759
Cayman Islands - 0.34%
600,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	636,600
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(f)(g)	7.50%	Perpetual Maturity	219,235
750,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	823,286
300,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	10Y US TI + 5.47%	Perpetual Maturity	328,853
1,000,000	CK Hutchison Capital Securities 17, Ltd.(d)(e)(f)	4.00%	Perpetual Maturity	1,020,240
166,440	Global Aircraft Leasing Co., Ltd.(g)(i)	6.50% (7.25%)	09/15/2024	159,824
624,000	Gran Tierra Energy International Holdings, Ltd.(e)	6.25%	02/15/2025	518,410
687,045	Interoceanica IV Finance, Ltd.(e)(j)	0.00%	11/30/2025	657,845
700,000	Itau Unibanco Holding SA Island(d)(f)(g)	4.63%	Perpetual Maturity	656,740
950,000	Itau Unibanco Holding SA Island(d)(e)(f)	5Y US TI + 3.222%	Perpetual Maturity	891,290
200,000	Itau Unibanco Holding SA Island(d)(e)(f)	5Y US TI + 3.981%	Perpetual Maturity	200,500
155,922	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	183,402
210,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	194,499
				6,490,724
Chile - 0.27%
600,000	AES Gener SA(f)(g)	6.35%	10/07/2079	644,061
400,000	AES Gener SA(e)(f)	6.35%	10/07/2079	429,374
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	1,052,626
180,560	Empresa Electrica Cochrane SpA(e)	5.50%	05/14/2027	189,008
1,000,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	841,990
500,000	Geopark, Ltd.(e)	6.50%	09/21/2024	518,423
450,000	GNL Quintero SA(e)	4.63%	07/31/2029	495,641
750,000	Transelec SA(e)	3.88%	01/12/2029	820,163
				4,991,286
China - 0.28%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	202,743
300,000	Agile Group Holdings, Ltd.(d)(f)	7.88%	Perpetual Maturity	310,081

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$495,000	Agile Group Holdings, Ltd.(d)(f)	7.75%	Perpetual Maturity	$509,195
200,000	Baidu, Inc.	3.43%	04/07/2030	210,013
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	191,493
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	609,000
300,000	CIFI Holdings Group Co., Ltd.(d)(f)	5.38%	Perpetual Maturity	306,000
200,000	ENN Energy Holdings, Ltd.	3.25%	07/24/2022	204,994
400,000	JD.com, Inc.	3.38%	01/14/2030	413,016
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	380,000
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	554,961
500,000	Tencent Holdings, Ltd.(g)	2.39%	06/03/2030	483,484
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	301,845
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	518,966
				5,195,791
Colombia - 0.12%
391,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 4.561%	04/03/2027	398,566
350,000	Credivalores-Crediservicios SAS(g)	8.88%	02/07/2025	302,682
200,000	Credivalores-Crediservicios SAS(e)	9.75%	07/27/2022	191,362
400,000	Credivalores-Crediservicios SAS(e)	8.88%	02/07/2025	345,922
150,000	Gilex Holding SARL(g)	8.50%	05/02/2023	155,895
750,000	Gilex Holding SARL(e)	8.50%	05/02/2023	779,475
				2,173,902
Dominican Republic - 0.05%
600,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	627,621
300,000	Banco de Reservas de la Republica Dominicana(g)	7.00%	02/01/2023	313,387
				941,008
France - 0.05%
525,000	BNP Paribas SA(f)(g)	1D US SOFR + 1.507%	01/13/2031	538,583
340,000	BPCE SA(g)	1.00%	01/20/2026	332,005
				870,588
Great Britain - 0.21%
510,000	Anglo American Capital PLC(g)	4.50%	03/15/2028	573,081
565,000	Barclays PLC(f)	3M US L + 1.38%	05/16/2024	573,251
510,000	Credit Agricole SA/London(g)	3.75%	04/24/2023	542,437
730,000	HSBC Holdings PLC(f)	3M US L + 1.38%	09/12/2026	751,971
350,000	Imperial Brands Finance PLC(g)	3.50%	07/26/2026	374,518
530,000	Lloyds Banking Group PLC(f)	3M US L + 1.21%	11/07/2028	572,646
450,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	380,799
200,000	Vedanta Resources Finance II PLC(e)	9.25%	04/23/2026	169,244
				3,937,947
Guatemala - 0.03%
300,000	Banco Industrial SA/Guatemala(f)(g)	5Y US TI + 4.442%	01/29/2031	309,523

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$300,000	Energuate Trust(e)	5.88%	05/03/2027	$318,285
				627,808
Hong Kong - 0.13%
1,000,000	Bangkok Bank PCL(d)(f)(g)	5Y US TI + 4.729%	Perpetual Maturity	1,054,680
200,000	Bangkok Bank PCL(d)(e)(f)	5Y US TI + 4.729%	Perpetual Maturity	210,936
200,000	Kasikornbank PCL(d)(f)	5Y US TI + 4.94%	Perpetual Maturity	210,750
400,000	RKP Overseas Finance, Ltd.(d)(f)	7.75%	Perpetual Maturity	392,200
600,000	RKP Overseas Finance, Ltd.(d)	7.95%	Perpetual Maturity	589,500
				2,458,066
India - 0.06%
400,000	Reliance Industries, Ltd.(e)	5.40%	02/14/2022	415,704
800,000	Vedanta Resources, Ltd.(e)	6.13%	08/09/2024	645,084
				1,060,788
Indonesia - 0.15%
200,000	ABM Investama Tbk PT(e)	7.13%	08/01/2022	178,600
1,000,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	1,018,885
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(e)	5.50%	11/22/2021	1,032,375
589,550	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	665,561
				2,895,421
Ireland - 0.04%
285,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	299,064
475,000	Avolon Holdings Funding, Ltd.(g)	3.25%	02/15/2027	471,982
				771,046
Israel - 0.07%
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.08%	12/30/2023	103,547
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.41%	12/30/2025	104,940
900,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	1,012,883
				1,221,370
Jamaica - 0.00%(a)
62,804	Digicel Group 0.5, Ltd.(g)(i)	8.00% (8.00%)	04/01/2025	51,918

Japan - 0.08%
570,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	569,963
975,000	Sumitomo Mitsui Financial Group, Inc.(f)	3M US L + 0.74%	01/17/2023	982,068
				1,552,031

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 0.16%
$400,000	Amaggi Luxembourg International SARL(g)	5.25%	01/28/2028	$410,602
300,000	Atento Luxco 1 SA(g)	8.00%	02/10/2026	315,303
95,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(g)	6.13%	04/01/2029	95,950
700,000	FS Luxembourg SARL(g)	10.00%	12/15/2025	772,047
495,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	551,487
600,000	Minerva Luxembourg SA(g)	4.38%	03/18/2031	587,325
140,000	Schlumberger Investment SA	2.65%	06/26/2030	141,126
200,000	Tupy Overseas SA(g)	4.50%	02/16/2031	194,398
				3,068,238
Malaysia - 0.04%
200,000	CIMB Bank Bhd(f)	3M US L + 0.78%	10/09/2024	200,697
400,000	Malayan Banking Bhd(f)	3.91%	10/29/2026	406,824
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	212,896
				820,417
Mauritius - 0.05%
900,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	892,035

Mexico - 0.41%
700,000	Alpha Holding SA de CV(g)	9.00%	02/10/2025	511,000
200,000	Alpha Holding SA de CV(e)	9.00%	02/10/2025	146,000
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	527,500
400,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	412,518
350,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	348,250
300,000	Braskem Idesa SAPI(e)	7.45%	11/15/2029	298,500
500,000	Credito Real SAB de CV SOFOM ER(e)	9.50%	02/07/2026	532,375
1,200,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	1,078,290
291,752	Fermaca Enterprises S RL	6.38%	03/30/2038	329,679
800,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	793,600
200,000	Mexarrend SAPI de CV(e)	10.25%	07/24/2024	198,400
700,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	707,581
600,000	TV Azteca SAB de CV(h)	8.25%	08/09/2024	300,000
200,000	Unifin Financiera SAB de CV(e)	7.38%	02/12/2026	194,000
200,000	Unifin Financiera SAB de CV(e)	8.38%	01/27/2028	194,498
1,400,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	1,154,104
				7,726,295

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 0.27%
$400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(g)	7.95%	05/11/2026	$416,632
945,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	984,293
950,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	956,080
800,000	Metinvest BV(e)	7.75%	10/17/2029	851,448
200,000	Minejesa Capital BV(e)	4.63%	08/10/2030	208,962
200,000	Minejesa Capital BV(e)	5.63%	08/10/2037	210,000
310,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(g)	3.88%	06/18/2026	341,683
600,000	Petrobras Global Finance BV	6.90%	03/19/2049	658,056
450,000	Petrobras Global Finance BV	6.75%	06/03/2050	481,174
				5,108,328
New Zealand - 0.03%
520,000	Bank of New Zealand(g)	3.50%	02/20/2024	560,072

Panama - 0.08%
200,000	AES Panama Generation Holdings SRL(g)	4.38%	05/31/2030	207,310
200,000	Multibank, Inc.(e)	4.38%	11/09/2022	205,616
900,000	UEP Penonome II SA(g)	6.50%	10/01/2038	910,701
200,000	UEP Penonome II SA(e)	6.50%	10/01/2038	202,378
				1,526,005
Peru - 0.15%
200,000	Banco de Credito del Peru(f)(g)	3.13%	07/01/2030	200,778
750,000	Banco Internacional del Peru SAA Interbank(e)(f)	1Y US TI + 3.711%	07/08/2030	767,700
300,000	Camposol SA(g)	6.00%	02/03/2027	320,398
1,450,000	Peru LNG Srl(e)	5.38%	03/22/2030	1,303,818
300,000	Volcan Cia Minera SAA(g)	4.38%	02/11/2026	307,865
				2,900,559
Philippines - 0.01%
200,000	Union Bank of the Philippines	3.37%	11/29/2022	207,654

Singapore - 0.36%
715,000	BOC Aviation, Ltd.(f)(g)	3M US L + 1.13%	09/26/2023	714,734
600,000	DBS Group Holdings, Ltd.(d)(f)	3.60%	Perpetual Maturity	603,891
800,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	804,200
250,000	LMIRT Capital Pte, Ltd.	7.25%	06/19/2024	256,783
400,000	Medco Bell Pte, Ltd.(g)	6.38%	01/30/2027	402,760
250,000	Medco Bell Pte, Ltd.(e)	6.38%	01/30/2027	251,725
600,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	641,340

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	$212,267
700,000	Oversea-Chinese Banking Corp., Ltd.(f)(g)	5Y US TI + 1.58%	09/10/2030	694,337
200,000	PSA Treasury Pte, Ltd.	2.13%	09/05/2029	198,628
800,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	686,000
350,000	Temasek Financial I, Ltd.(g)	1.00%	10/06/2030	321,894
250,000	Temasek Financial I, Ltd.(e)	1.00%	10/06/2030	229,925
200,000	Theta Capital Pte, Ltd.	8.13%	01/22/2025	204,981
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	193,218
400,000	United Overseas Bank, Ltd.(f)	2.88%	03/08/2027	407,732
				6,824,415
South Korea - 0.05%
200,000	Korea East-West Power Co., Ltd.(g)	1.75%	05/06/2025	202,979
400,000	Korea East-West Power Co., Ltd.(e)	1.75%	05/06/2025	405,959
200,000	NongHyup Bank(g)	1.25%	07/20/2025	199,234
200,000	POSCO(e)	2.38%	01/17/2023	205,364
				1,013,536
Spain - 0.03%
600,000	Banco Santander SA(f)	3M US L + 1.09%	02/23/2023	607,101

Switzerland - 0.07%
615,000	Credit Suisse Group AG(f)(g)	1D US SOFR + 0.98%	02/02/2027	596,082
650,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	694,037
				1,290,119
Thailand - 0.03%
200,000	PTTEP Treasury Center Co., Ltd.(g)	2.59%	06/10/2027	205,962
400,000	TMB Bank PCL(d)(f)	5Y US TI + 3.256%	Perpetual Maturity	401,225
				607,187
Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/2029	209,880

United Arab Emirates - 0.02%
300,000	Galaxy Pipeline Assets Bidco, Ltd.(g)	2.16%	03/31/2034	291,375

TOTAL FOREIGN CORPORATE BONDS
(Cost $84,864,008)				87,243,179

U.S. CORPORATE BONDS - 6.47%
Advertising - 0.03%
460,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	567,919

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Aerospace/Defense - 0.17%
$350,000	Boeing Co.	2.95%	02/01/2030	$349,295
425,000	Northrop Grumman Corp.	5.15%	05/01/2040	534,839
320,000	Teledyne Technologies, Inc.	2.25%	04/01/2028	318,662
30,000	TransDigm, Inc.(g)	8.00%	12/15/2025	32,700
220,000	TransDigm, Inc.(g)	6.25%	03/15/2026	233,520
75,000	TransDigm, Inc.	6.38%	06/15/2026	77,672
135,000	TransDigm, Inc.	5.50%	11/15/2027	139,945
1,115,000	Triumph Group, Inc.(g)	6.25%	09/15/2024	1,135,572
370,000	Triumph Group, Inc.	7.75%	08/15/2025	372,775
				3,194,980
Agriculture - 0.07%
105,000	Altria Group, Inc.	4.80%	02/14/2029	120,724
940,000	BAT Capital Corp.	3.46%	09/06/2029	982,296
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	298,370
				1,401,390
Airlines - 0.35%
925,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(g)	5.75%	04/20/2029	985,032
2,833,016	JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	3,243,713
150,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.(g)	6.50%	06/20/2027	164,625
305,000	Southwest Airlines Co.	4.75%	05/04/2023	329,406
222,917	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	220,614
1,620,981	US Airways 2012-2 Class B Pass Through Trust	6.75%	06/03/2021	1,623,030
				6,566,420
Apparel - 0.02%
310,000	William Carter Co.(g)	5.50%	05/15/2025	331,210

Auto Manufacturers - 0.14%
110,000	Ford Motor Co.	9.00%	04/22/2025	133,364
350,000	Ford Motor Credit Co. LLC(f)	3M US L + 1.235%	02/15/2023	346,647
200,000	Ford Motor Credit Co. LLC	4.39%	01/08/2026	210,496
865,000	General Motors Financial Co., Inc.(f)	3M US L + 0.99%	01/05/2023	872,657
25,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	26,917
560,000	Hyundai Capital America(g)	2.65%	02/10/2025	579,517
55,000	Hyundai Capital America(g)	1.80%	10/15/2025	55,004
355,000	Volkswagen Group of America Finance LLC(g)	4.25%	11/13/2023	386,147
				2,610,749

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Auto Parts & Equipment - 0.06%
$105,000	Clarios Global LP / Clarios US Finance Co.(g)	6.25%	05/15/2026	$111,645
1,005,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	1,062,788
				1,174,433
Banks - 0.24%
675,000	Bank of America Corp.(f)	3M US L + 1.21%	02/07/2030	749,937
300,000	BBVA Bancomer SA(e)(f)	5.40%	11/12/2029	309,663
955,000	Citigroup, Inc.(f)	3M US L + 1.10%	05/17/2024	969,056
795,000	Goldman Sachs Group, Inc.(f)	3M US L + 1.17%	05/15/2026	805,864
500,000	JPMorgan Chase & Co.(f)	1D US SOFR + 2.04%	04/22/2031	499,349
575,000	Morgan Stanley(f)	3M US L + 1.34%	07/22/2028	627,390
245,000	Wells Fargo & Co.(f)	3M US L + 1.17%	06/17/2027	262,785
265,000	Wells Fargo & Co.(f)	1D US SOFR + 1.43161%	10/30/2030	273,187
				4,497,231
Beverages - 0.11%
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	728,687
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	262,137
35,000	Constellation Brands, Inc.	2.88%	05/01/2030	35,804
300,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	319,989
720,000	Triton Water Holdings, Inc.(g)	6.25%	04/01/2029	734,850
				2,081,467
Biotechnology - 0.03%
240,000	Illumina, Inc.	0.55%	03/23/2023	239,915
325,000	Royalty Pharma PLC(g)	3.30%	09/02/2040	314,187
				554,102
Building Materials - 0.05%
161,000	Builders FirstSource, Inc.(g)	6.75%	06/01/2027	173,478
360,000	Carrier Global Corp.	3.38%	04/05/2040	360,043
130,000	Griffon Corp.	5.75%	03/01/2028	138,450
275,000	Owens Corning	4.40%	01/30/2048	300,700
				972,671
Chemicals - 0.06%
215,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	277,803
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	878,709
65,000	Ingevity Corp.(g)	3.88%	11/01/2028	63,172
				1,219,684
Coal - 0.01%
47,000	Peabody Energy Corp.(g)(i)	8.50% (8.50%)	12/31/2024	19,740

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$160,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	$166,500
				186,240
Commercial Services - 0.09%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	95,612
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	192,314
80,000	Jaguar Holding Co. II / PPD Development LP(g)	5.00%	06/15/2028	83,420
180,000	MPH Acquisition Holdings LLC(g)	5.75%	11/01/2028	175,725
235,000	NESCO Holdings II, Inc.(g)	5.50%	04/15/2029	241,357
150,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	3.38%	08/31/2027	145,687
135,000	Rent-A-Center, Inc.(g)	6.38%	02/15/2029	143,438
335,000	Sabre GLBL, Inc.(g)	7.38%	09/01/2025	366,088
197,000	Verscend Escrow Corp.(g)	9.75%	08/15/2026	211,597
				1,655,238
Computers - 0.16%
700,000	Austin BidCo, Inc.(g)	7.13%	12/15/2028	713,563
620,000	Dell International LLC / EMC Corp.(g)	5.30%	10/01/2029	725,746
780,000	Flexential Intermediate Corp.(g)	11.25%	08/01/2024	838,987
360,000	Fortinet, Inc.	1.00%	03/15/2026	352,396
305,000	NetApp, Inc.	1.88%	06/22/2025	311,579
				2,942,271
Containers and Packaging - 0.02%
300,000	Packaging Corp. of America	3.40%	12/15/2027	327,628

Distribution/Wholesale - 0.02%
160,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	167,614
193,000	Wolverine Escrow LLC(g)	9.00%	11/15/2026	193,179
				360,793
Diversified Financial Services - 0.29%
198,000	Air Lease Corp.	3.75%	02/01/2022	202,176
425,000	Air Methods Corp.(g)	8.00%	05/15/2025	400,562
340,000	Aircastle, Ltd.(g)	2.85%	01/26/2028	325,485
420,000	Aviation Capital Group LLC(g)	5.50%	12/15/2024	470,007
220,000	Capital One Financial Corp.(f)	3M US L + 0.72%	01/30/2023	221,649
515,000	Charles Schwab Corp.	3.55%	02/01/2024	556,834
135,000	Charles Schwab Corp.	0.75%	03/18/2024	135,785
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,171,733
105,000	Nationstar Mortgage Holdings, Inc.(g)	5.50%	08/15/2028	105,622
95,000	Navient Corp.	5.00%	03/15/2027	95,369
95,000	NFP Corp.(g)	6.88%	08/15/2028	98,681
165,000	OneMain Finance Corp.	6.63%	01/15/2028	187,275

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	PennyMac Financial Services, Inc.(g)	4.25%	02/15/2029	$191,750
595,000	Synchrony Financial	3.95%	12/01/2027	641,450
670,000	Western Union Co.	2.75%	03/15/2031	640,178
				5,444,556
Electric - 0.48%
210,000	Arizona Public Service Co.	3.35%	05/15/2050	208,679
155,000	Calpine Corp.(g)	5.13%	03/15/2028	155,940
35,000	Calpine Corp.(g)	4.63%	02/01/2029	34,153
480,000	Duke Energy Corp.	3.95%	08/15/2047	496,815
435,000	Duke Energy Progress LLC	4.15%	12/01/2044	493,528
175,000	Entergy Corp.	2.80%	06/15/2030	176,494
475,000	Eversource Energy	1.65%	08/15/2030	441,099
285,000	General Electric Co.	5.88%	01/14/2038	369,444
715,000	Georgia Power Co.	2.20%	09/15/2024	746,304
660,000	Georgia Power Co.	3.25%	03/15/2051	633,008
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,187,779
275,000	Monongahela Power Co.(g)	5.40%	12/15/2043	339,601
300,000	NextEra Energy Capital Holdings, Inc.3.55%		05/01/2027	329,693
500,000	NextEra Energy Capital Holdings, Inc.2.25%		06/01/2030	489,604
215,000	NRG Energy, Inc.(g)	2.00%	12/02/2025	215,059
215,000	NRG Energy, Inc.(g)	3.63%	02/15/2031	210,028
375,000	Pacific Gas and Electric Co.	1.37%	03/10/2023	375,149
340,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	321,066
65,000	PG&E Corp.	5.00%	07/01/2028	68,757
115,000	Pike Corp.(g)	5.50%	09/01/2028	117,300
445,000	PSEG Power LLC	3.85%	06/01/2023	474,702
1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	1,097,681
				8,981,883
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(g)	4.75%	06/15/2028	180,696

Electronics - 0.02%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	287,739
185,000	Vontier Corp.(g)	2.40%	04/01/2028	182,223
				469,962
Engineering & Construction - 0.06%
605,000	PowerTeam Services LLC(g)	9.03%	12/04/2025	668,525
400,000	SBA Tower Trust(g)	3.17%	04/11/2022	401,071
				1,069,596
Entertainment - 0.09%
200,000	Bally's Corp.(g)	6.75%	06/01/2027	214,876
160,000	Caesars Entertainment, Inc.(g)	6.25%	07/01/2025	170,763
150,000	Cedar Fair LP	5.25%	07/15/2029	154,437
210,000	Lions Gate Capital Holdings LLC(g)	6.38%	02/01/2024	216,695
135,000	Lions Gate Capital Holdings LLC(g)	5.50%	04/15/2029	135,353
150,000	Live Nation Entertainment, Inc.(g)	6.50%	05/15/2027	166,692

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$220,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	$221,994
135,000	Scientific Games International, Inc.(g)	7.25%	11/15/2029	146,703
305,000	Six Flags Theme Parks, Inc.(g)	7.00%	07/01/2025	330,353
				1,757,866
Food - 0.14%
100,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	3.50%	03/15/2029	95,289
80,000	B&G Foods, Inc.	5.25%	09/15/2027	83,325
185,000	Campbell Soup Co.	2.38%	04/24/2030	181,234
155,000	Flowers Foods, Inc.	2.40%	03/15/2031	151,397
75,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	86,454
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	237,605
220,000	Mondelez International, Inc.	1.88%	10/15/2032	205,522
130,000	Pilgrim's Pride Corp.(g)	5.88%	09/30/2027	139,483
180,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	180,675
554,000	Smithfield Foods, Inc.(g)	4.25%	02/01/2027	611,633
565,000	Sysco Corp.	3.30%	02/15/2050	530,133
130,000	United Natural Foods, Inc.(g)	6.75%	10/15/2028	139,100
25,000	US Foods, Inc.(g)	6.25%	04/15/2025	26,833
				2,668,683
Healthcare-Products - 0.02%
87,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.38%	06/01/2025	93,697
345,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	378,649
				472,346
Healthcare-Services - 0.21%
265,000	Anthem, Inc.	2.38%	01/15/2025	277,105
85,000	Centene Corp.	3.00%	10/15/2030	84,965
500,000	Centene Corp.	2.50%	03/01/2031	478,135
155,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	164,106
600,000	CHS/Community Health Systems, Inc.(g)	6.88%	04/15/2029	628,872
270,000	HCA, Inc.	4.13%	06/15/2029	299,517
85,000	Health Care Service Corp. A Mutual Legal Reserve Co.(g)	3.20%	06/01/2050	80,640
85,000	Legacy LifePoint Health LLC(g)	6.75%	04/15/2025	90,525
145,000	Legacy LifePoint Health LLC(g)	4.38%	02/15/2027	142,462
935,000	Radiology Partners, Inc.(g)	9.25%	02/01/2028	1,020,319
375,000	RP Escrow Issuer LLC(g)	5.25%	12/15/2025	389,063
155,000	Select Medical Corp.(g)	6.25%	08/15/2026	164,967
190,000	Tenet Healthcare Corp.(g)	6.13%	10/01/2028	198,550
				4,019,226

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Home Furnishings - 0.00%(a)
$95,000	Tempur Sealy International, Inc.(g)	4.00%	04/15/2029	$94,763

Household Products/Wares - 0.01%
165,000	Spectrum Brands, Inc.(g)	3.88%	03/15/2031	161,906

Insurance - 0.12%
200,000	Acrisure LLC / Acrisure Finance, Inc.(g)	4.25%	02/15/2029	196,940
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	138,588
620,000	Athene Global Funding(g)	3.00%	07/01/2022	639,290
200,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	184,696
160,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	172,200
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	368,784
565,000	Willis North America, Inc.	4.50%	09/15/2028	643,322
				2,343,820
Internet - 0.13%
1,255,000	Endure Digital, Inc.(g)	6.00%	02/15/2029	1,228,206
300,000	Expedia Group, Inc.	3.80%	02/15/2028	317,938
140,000	Expedia Group, Inc.(g)	2.95%	03/15/2031	138,200
125,000	Uber Technologies, Inc.(g)	7.50%	09/15/2027	138,229
500,000	Uber Technologies, Inc.(g)	6.25%	01/15/2028	545,225
				2,367,798
Investment Companies - 0.73%
330,000	Ares Capital Corp.	2.15%	07/15/2026	321,600
5,000,000	Business Development Corp. of America(g)	5.38%	05/30/2023	5,036,542
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,177,659
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	186,300
3,000,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	3,010,427
				13,732,528
Leisure Time - 0.04%
50,000	Carnival Corp.(g)	11.50%	04/01/2023	57,385
135,000	Carnival Corp.(g)	7.63%	03/01/2026	145,199
160,000	Carnival Corp.(g)	5.75%	03/01/2027	164,400
55,000	Viking Cruises, Ltd.(g)	13.00%	05/15/2025	64,763
290,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	284,019
				715,766
Lodging - 0.05%
205,000	Boyd Gaming Corp.	4.75%	12/01/2027	209,327
30,000	Hilton Domestic Operating Co., Inc.(g)	5.38%	05/01/2025	31,650

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,000	Hilton Domestic Operating Co., Inc.(g)	5.75%	05/01/2028	$32,344
315,000	Marriott International, Inc.	3.13%	06/15/2026	330,761
185,000	MGM Resorts International	6.75%	05/01/2025	199,615
100,000	Wyndham Hotels & Resorts, Inc.(g)	4.38%	08/15/2028	101,337
				905,034
Media - 0.15%
970,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	990,006
560,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	635,196
200,000	Comcast Corp.	3.95%	10/15/2025	223,518
320,000	Comcast Corp.	3.40%	04/01/2030	346,735
70,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	5.38%	08/15/2026	50,488
130,000	GCI LLC(g)	4.75%	10/15/2028	133,331
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	37,581
90,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	94,472
110,000	Radiate Holdco LLC / Radiate Finance, Inc.(g)	4.50%	09/15/2026	111,513
60,000	Scripps Escrow II, Inc.(g)	3.88%	01/15/2029	59,063
130,000	Scripps Escrow, Inc.(g)	5.88%	07/15/2027	134,713
				2,816,616
Mining - 0.02%
220,000	Arconic Corp.(g)	6.13%	02/15/2028	234,713
80,000	Novelis Corp.(g)	4.75%	01/30/2030	82,606
				317,319
Miscellaneous Manufactur - 0.01%
195,000	General Electric Co.	6.88%	01/10/2039	274,713

Oil & Gas - 0.36%
50,000	Apache Corp.	4.63%	11/15/2025	51,578
95,000	Apache Corp.	4.38%	10/15/2028	94,858
220,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	196,592
555,000	Brooklyn Union Gas Co.(g)	4.49%	03/04/2049	636,909
165,000	Chesapeake Energy Corp.(g)	5.88%	02/01/2029	175,209
105,000	CNX Resources Corp.(g)	6.00%	01/15/2029	109,311
205,000	Diamondback Energy, Inc.	0.90%	03/24/2023	205,155
195,000	Diamondback Energy, Inc.	2.88%	12/01/2024	205,810
390,000	East Ohio Gas Co.(g)	3.00%	06/15/2050	361,211
85,000	EQT Corp.	8.50%	02/01/2030	108,507
265,000	Exxon Mobil Corp.	2.61%	10/15/2030	270,380
325,000	Exxon Mobil Corp.	4.23%	03/19/2040	366,106
160,000	Halliburton Co.	2.92%	03/01/2030	159,934
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	6.25%	11/01/2028	144,463

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$80,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	5.75%	02/01/2029	$80,850
110,000	Indigo Natural Resources LLC(g)	5.38%	02/01/2029	108,579
800,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	777,632
490,000	Marathon Petroleum Corp.	5.13%	12/15/2026	572,214
175,000	NiSource, Inc.	3.60%	05/01/2030	189,964
75,000	Occidental Petroleum Corp.	8.00%	07/15/2025	86,235
110,000	Occidental Petroleum Corp.	3.50%	08/15/2029	103,351
80,000	Occidental Petroleum Corp.	6.63%	09/01/2030	90,024
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	143,790
160,000	Ovintiv Exploration, Inc.	5.63%	07/01/2024	176,023
85,000	Ovintiv Exploration, Inc.	7.38%	11/01/2031	108,245
265,000	PBF Holding Co. LLC / PBF Finance Corp.(g)	9.25%	05/15/2025	270,929
445,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	413,338
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	115,225
50,000	Sunoco LP / Sunoco Finance Corp.(g)	4.50%	05/15/2029	49,906
61,000	Transocean, Inc.(g)	11.50%	01/30/2027	52,412
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	226,972
62,000	WPX Energy, Inc.	5.88%	06/15/2028	68,421
				6,720,133
Oil&Gas Services - 0.00%(a)
20,000	Halliburton Co.	5.00%	11/15/2045	22,346

Packaging & Containers - 0.05%
135,000	Flex Acquisition Co., Inc.(g)	6.88%	01/15/2025	137,389
185,000	Silgan Holdings, Inc.	4.13%	02/01/2028	190,517
626,000	WRKCo, Inc.	3.75%	03/15/2025	683,475
				1,011,381
Pharmaceuticals - 0.25%
610,000	AbbVie, Inc.	4.70%	05/14/2045	724,099
285,000	Bausch Health Cos., Inc.(g)	6.25%	02/15/2029	303,354
716,000	Becton Dickinson and Co.	2.89%	06/06/2022	734,675
590,000	Bristol-Myers Squibb Co.	4.35%	11/15/2047	703,649
355,000	Cigna Corp.(f)	3M US L + 0.89%	07/15/2023	359,441
445,000	Cigna Corp.	4.90%	12/15/2048	546,388
290,000	CVS Health Corp.	5.05%	03/25/2048	356,577
620,000	Merck & Co., Inc.	3.40%	03/07/2029	685,264
215,000	Viatris, Inc.(g)	1.65%	06/22/2025	215,974
				4,629,421
Pipelines - 0.23%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.75%	03/01/2027	73,153
130,000	Cheniere Energy Partners LP	5.63%	10/01/2026	136,162

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Enable Midstream Partners LP	4.40%	03/15/2027	$216,452
575,000	Energy Transfer Operating LP	4.75%	01/15/2026	638,843
220,000	EQM Midstream Partners LP(g)	4.75%	01/15/2031	213,675
145,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	146,957
448,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	602,364
1,325,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	7.50%	02/01/2026	1,363,922
120,000	NuStar Logistics LP	6.38%	10/01/2030	129,975
180,000	ONEOK, Inc.	3.40%	09/01/2029	185,667
75,000	Rattler Midstream LP(g)	5.63%	07/15/2025	78,450
235,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	267,682
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	178,660
120,000	Western Midstream Operating LP	4.35%	02/01/2025	124,391
				4,356,353
Real Estate - 0.02%
355,000	Realogy Group LLC / Realogy Co.- Issuer Corp.(g)	5.75%	01/15/2029	350,563

REITS - 0.30%
205,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	186,994
640,000	American Tower Corp.	3.60%	01/15/2028	691,845
610,000	Boston Properties LP	3.40%	06/21/2029	641,720
75,000	Corporate Office Properties LP	2.75%	04/15/2031	72,681
800,000	Crown Castle International Corp.	3.70%	06/15/2026	875,743
405,000	Crown Castle International Corp.	3.65%	09/01/2027	441,955
560,000	Crown Castle International Corp.	3.30%	07/01/2030	587,090
330,000	Equinix, Inc.	1.80%	07/15/2027	324,311
98,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	100,105
80,000	Iron Mountain, Inc.(g)	4.50%	02/15/2031	79,188
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	186,757
75,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	72,026
80,000	Realogy Group LLC / Realogy Co.- Issuer Corp.(g)	7.63%	06/15/2025	87,465
295,000	Simon Property Group LP	2.45%	09/13/2029	292,367
595,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(g)	6.50%	02/15/2029	588,306
355,000	Welltower, Inc.	2.80%	06/01/2031	353,620
				5,582,173
Retail - 0.21%
27,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	27,686
27,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	27,925
235,000	Beacon Roofing Supply, Inc.(g)	4.88%	11/01/2025	240,714
570,000	Dollar Tree, Inc.	4.00%	05/15/2025	629,572
95,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp.(g)	5.38%	04/01/2026	94,601

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$235,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	$237,919
235,000	Home Depot, Inc.	3.90%	06/15/2047	264,780
195,000	IRB Holding Corp.(g)	6.75%	02/15/2026	202,069
270,000	McDonald's Corp.	3.60%	07/01/2030	294,846
270,000	McDonald's Corp.	4.45%	03/01/2047	314,299
190,000	Park River Holdings, Inc.(g)	5.63%	02/01/2029	184,419
945,000	PetSmart, Inc. / PetSmart Finance Corp.(g)	7.75%	02/15/2029	1,024,096
185,000	Staples, Inc.(g)	7.50%	04/15/2026	195,406
195,000	Yum! Brands, Inc.	3.63%	03/15/2031	187,688
				3,926,020
Semiconductors - 0.09%
106,000	Broadcom, Inc.	3.15%	11/15/2025	113,050
349,000	Broadcom, Inc.(g)	3.42%	04/15/2033	354,572
645,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	690,425
305,000	Micron Technology, Inc.	2.50%	04/24/2023	316,823
170,000	Texas Instruments, Inc.	1.75%	05/04/2030	163,792
				1,638,662
Software - 0.16%
340,000	Activision Blizzard, Inc.	1.35%	09/15/2030	307,690
1,550,000	Castle US Holding Corp.(g)	9.50%	02/15/2028	1,583,906
93,000	Dun & Bradstreet Corp.(g)	6.88%	08/15/2026	99,471
435,000	Oracle Corp.	3.85%	04/01/2060	427,685
740,000	Roper Technologies, Inc.	1.75%	02/15/2031	687,774
				3,106,526
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(g)	5.25%	10/15/2025	160,800

Telecommunications - 0.46%
500,000	AT&T, Inc.	4.30%	02/15/2030	563,296
1,165,000	AT&T, Inc.(g)	3.50%	09/15/2053	1,078,637
110,000	Avaya, Inc.(g)	6.13%	09/15/2028	116,978
1,675,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	1,932,045
45,000	Frontier Communications Corp.(g)	5.88%	10/15/2027	47,784
85,000	Frontier Communications Corp.(g)	5.00%	05/01/2028	86,722
315,000	Frontier Communications Corp.(g)	6.75%	05/01/2029	332,821
1,380,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	1,455,037
80,000	GTT Communications, Inc.(g)(k)	7.88%	12/31/2024	13,500
1,100,000	Intelsat Jackson Holdings SA(g)(h)	8.50%	10/15/2024	692,313
160,000	Lumen Technologies, Inc.(g)	5.13%	12/15/2026	168,741
145,000	Lumen Technologies, Inc.(g)	4.00%	02/15/2027	148,306
175,000	T-Mobile USA, Inc.(g)	3.50%	04/15/2025	188,979
240,000	T-Mobile USA, Inc.	2.25%	02/15/2026	242,026
125,000	T-Mobile USA, Inc.	3.38%	04/15/2029	126,172

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$50,000	T-Mobile USA, Inc.	2.88%	02/15/2031	$48,388
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	527,765
570,000	Verizon Communications, Inc.	4.40%	11/01/2034	652,554
45,000	Verizon Communications, Inc.	2.65%	11/20/2040	41,185
155,000	Zayo Group Holdings, Inc.(g)	4.00%	03/01/2027	152,490
85,000	Zayo Group Holdings, Inc.(g)	6.13%	03/01/2028	87,377
				8,703,116
Transportation - 0.08%
650,000	CSX Corp.	3.80%	11/01/2046	690,009
270,000	FedEx Corp.	4.75%	11/15/2045	316,604
30,000	Kenan Advantage Group, Inc.(g)	7.88%	07/31/2023	30,000
500,000	Union Pacific Corp.	3.70%	03/01/2029	551,001
				1,587,614
Trucking & Leasing - 0.02%
280,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	313,787

Water - 0.02%
355,000	Essential Utilities, Inc.	2.70%	04/15/2030	358,522

TOTAL U.S. CORPORATE BONDS
(Cost $118,613,392)				121,906,920

CONVERTIBLE CORPORATE BONDS - 0.90%
2,036,407	BlackRock Capital Investment Corp.	5.00%	06/15/2022	2,044,509
6,854,823	BlackRock TCP Capital Corp.	4.63%	03/01/2022	7,052,242
93,648	Digicel Group 0.5, Ltd.(d)(g)(i)	5.09% (7.00%)	Perpetual Maturity	68,803
1,422,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,470,063
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,285,300

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,831,849)				16,920,917

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.69%
200,000	Abu Dhabi Government International Bond(g)	3.13%	04/16/2030	214,768
550,000	Abu Dhabi Government International Bond(e)	3.13%	09/30/2049	525,575
200,000	Brazilian Government International Bond	5.00%	01/27/2045	190,871
400,000	Brazilian Government International Bond	5.63%	02/21/2047	409,066

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$300,000	Chile Government International Bond	3.50%	01/25/2050	$306,210
950,000	Chile Government International Bond	3.10%	01/22/2061	884,726
200,000	Colombia Government International Bond	5.00%	06/15/2045	213,832
600,000	Colombia Government International Bond	4.13%	05/15/2051	572,304
600,000	Dominican Republic International Bond(g)	6.40%	06/05/2049	630,150
200,000	Dominican Republic International Bond(e)	5.88%	01/30/2060	192,300
600,000	Export Import Bank of Thailand(f)	3M US L + 0.90%	11/20/2023	606,906
200,000	Indonesia Government International Bond	3.38%	04/15/2023	210,294
200,000	Indonesia Government International Bond	4.35%	01/11/2048	217,875
300,000	Indonesia Government International Bond	3.70%	10/30/2049	305,909
875,000	Mexico Government International Bond	3.75%	01/11/2028	937,532
750,000	Mexico Government International Bond	4.60%	02/10/2048	770,966
400,000	Mexico Government International Bond	3.77%	05/24/2061	354,950
900,000	Panama Government International Bond	3.87%	07/23/2060	892,863
200,000	Perusahaan Penerbit SBSN Indonesia III(e)	3.80%	06/23/2050	203,232
800,000	Peruvian Government International Bond	3.30%	03/11/2041	781,624
100,000	Peruvian Government International Bond	3.55%	03/10/2051	97,747
100,000	Peruvian Government International Bond	2.78%	12/01/2060	82,802
200,000	Philippine Government International Bond	2.46%	05/05/2030	202,650
350,000	Philippine Government International Bond	1.65%	06/10/2031	331,480
550,000	Philippine Government International Bond	3.70%	03/01/2041	576,246
200,000	Philippine Government International Bond	3.70%	02/02/2042	209,504
400,000	Saudi Government International Bond(g)	2.90%	10/22/2025	424,720
400,000	Saudi Government International Bond(e)	2.88%	03/04/2023	416,304

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$350,000	Saudi Government International Bond(e)	3.75%	01/21/2055	$343,896
400,000	Saudi Government International Bond(e)	3.45%	02/02/2061	368,962
350,000	State of Israel	3.38%	01/15/2050	354,375
200,000	Ukraine Government International Bond(e)	7.25%	03/15/2033	199,491

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $12,922,917)				13,030,130

BANK LOANS - 2.09%(f)
Cayman Islands - 0.06%
1,035,000	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	1,056,994

Ireland - 0.06%
680,000	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	3M US L + 4.75%	04/01/2028	680,850
516,862	ION Trading Technologies SARL, First Lien - 2018 Initial Dollar Retired 04/01/2021 Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	517,805
				1,198,655
Luxembourg - 0.13%
705,000	Curium BidCo SARL, Second Lien - Term Loan	3M US L + 7.75%	10/27/2028	720,863
1,494,548	Travelport Finance SARL, First Lien - Initial (Priority) Term Loan	3M US L + 8.00%, 1.00% Floor	02/28/2025	1,525,059
337,776	Travelport Finance SARL, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	275,868
				2,521,790
Netherlands - 0.05%
1,250,742	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	3M US L + 3.50%, 1.00% Floor	06/30/2024	959,945
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	4,675
72,311	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	40,976
				1,005,596
United States - 1.79%
405,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	04/20/2028	415,443

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,257,407	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	$1,220,080
1,198,637	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	1,174,664
590,000	American Trailer World Corp., First Lien - Initial Term Loan	1M US L + 3.75%, 0.75% Floor	03/03/2028	587,053
1,975,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	1,994,750
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	300,863
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	199,333
743,750	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	735,848
1,011,418	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	1,002,780
768,010	ClubCorp Holdings, Inc., First Lien - B Term Loan	3M US L + 2.75%	09/18/2024	723,969
2,350,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	2,326,500
760,000	Convergint Technologies LLC, Second Lien - Initial Term Loan	3M US L + 6.75%, 0.75% Floor	03/30/2029	763,800
2,203,094	Cvent, Inc., First Lien Term Loan	2M US L + 3.75%	11/29/2024	2,149,856
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	913,489
112,191	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	111,139
1,105,354	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	957,286
1,475,000	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	1,199,912
457,753	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	459,127
454,148	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	452,040
993,505	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	826,914
455,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	12/01/2027	457,418
1,374,175	Milano Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	1,370,740
1,129,825	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	1,130,299
491,617	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	482,517

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	$710,376
1,135,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	1,135,709
470,411	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	417,031
126,230	Onedigital Borrower LLC Delayed Tl(l)	L + 4.50%	11/16/2027	126,441
1,278,770	OneDigital Borrower LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	1,280,905
1,024,082	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	959,436
1,285,000	Riverbed Technology, Inc., First Lien - 2020 Extension Term Loan	3M US L + 6.00%, 1.00% Floor	12/31/2025	1,237,500
230,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	230,881
979,692	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	913,901
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	688,969
1,185,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	1,181,943
1,745,745	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	1,652,645
1,261,797	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	1,200,285
				33,691,842

TOTAL BANK LOANS
(Cost $38,501,624)				39,474,877

COLLATERALIZED LOAN OBLIGATIONS - 2.75%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(f)(g)	3M US L + 3.50%	07/15/2026	496,263
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M US L + 2.55%	04/17/2031	491,762
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(f)(g)	3.55% - 3M US	L 07/22/2032	1,001,534
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M US L + 2.60%	04/15/2031	480,284
	Apidos CLO XX
500,000	Series 2018-20A(f)(g)	3M US L + 2.95%	07/16/2031	494,753
	Apidos CLO XXI
500,000	Series 2018-21A(f)(g)	3M US L + 2.45%	07/18/2027	489,305
1,000,000	Series 2018-21A(f)(g)	3M US L + 8.25%	07/18/2027	885,551

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Apidos CLO XXIV
$1,000,000	Series 2018-24A(f)(g)	3M US L + 5.80%	10/20/2030	$932,968
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 4.85%	04/15/2028	500,557
	Babson CLO, Ltd.
500,000	Series 2018-IA(f)(g)	3M US L + 2.60%	01/20/2031	482,084
	Barings CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/18/2029	499,780
500,000	Series 2018-4A(f)(g)	3M US L + 5.82%	10/15/2030	475,226
1,000,000	Series 2019-1A(f)(g)	3M US L + 6.68%	04/15/2031	997,654
500,000	Series 2019-2A(f)(g)	3.85% - 3M US L	04/15/2031	500,324
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 7.50%	01/17/2033	505,174
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M US L + 2.60%	04/20/2031	469,875
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	10/15/2031	945,882
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/15/2030	499,508
1,000,000	Series 2018-1A(f)(g)	3M US L + 2.75%	01/30/2031	955,051
1,500,000	Series 2018-1A(f)(g)	3M US L + 5.50%	01/30/2031	1,338,109
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	943,368
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	490,631
500,000	Series 2018-1RA(f)(g)	3M US L + 3.00%	07/15/2030	492,783
	Canyon CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2031	487,342
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(g)	3M US L + 5.35%	05/15/2031	888,691
500,000	Series 2018-3A(f)(g)	3M US L + 2.85%	07/28/2028	493,994
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	04/15/2030	483,772
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.80%	04/15/2030	953,932
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	04/17/2030	491,459
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(g)	3M US L + 1.90%	04/20/2031	492,748
	Dorchester Park CLO DAC
500,000	Series 2018-1A(f)(g)	3M US L + 2.40%	04/20/2028	493,490
875,000	Series 2018-1A(f)(g)	3M US L + 5.00%	04/20/2028	856,234
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M US L + 2.55%	05/15/2031	486,909
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(f)(g)	3M US L + 3.00%	07/15/2031	989,362
	Dryden 77 CLO, Ltd.
800,000	Series 2020-77A(f)(g)	3M US L + 5.14%	05/20/2031	802,940

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Elmwood CLO II, Ltd.
$1,000,000	Series 2019-2A(f)(g)	3M US L + 2.10%	04/20/2031	$1,001,070
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2030	490,341
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.40%	07/15/2030	939,302
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(f)(g)	3M US L + 6.40%	10/15/2030	994,553
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(f)(g)	3M US L + 2.85%	04/20/2030	990,855
	Longfellow Place CLO, Ltd.
491,179	Series 2017-1A(f)(g)	3M US L + 1.34%	04/15/2029	491,803
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	500,256
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.50%	10/20/2030	942,896
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(f)(g)	3M US L + 5.75%	10/17/2027	979,890
	PPM CLO 3, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M US L + 3.20%	04/17/2034	1,000,000
	Sound Point CLO XXIV
1,375,000	Series 2019-3A(f)(g)	3M US L + 7.31%	10/25/2032	1,391,028
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(f)(g)	3M US L + 6.90%	01/25/2032	1,002,880
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	01/15/2030	488,956
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(f)(g)	3M US L + 2.65%	04/15/2028	1,487,213
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 6.25%	04/20/2034	485,000
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 3.91%	04/18/2036	495,000
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.75%	04/18/2029	500,740
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	483,937
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,862,738
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	943,639
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.75%	07/15/2030	944,592
1,000,000	Series 2018-3A(f)(g)	3M US L + 6.22%	10/22/2031	870,864
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.95%	04/15/2029	984,623
	Venture XX CLO, Ltd.
1,000,000	Series 2017-20A(f)(g)	3M US L + 1.90%	04/15/2027	999,787
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3.80% - 3M US L	04/15/2032	1,001,238
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(f)(g)	3M US L + 6.02%	06/07/2030	952,939

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Voya CLO, Ltd.
$500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	04/18/2031	$473,824
1,000,000	Series 2018-2A(f)(g)	3M US L + 2.75%	07/15/2031	967,310
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.25%	07/15/2031	923,554
500,000	Series 2018-3A(f)(g)	3M US L + 6.20%	10/20/2031	474,864
500,000	Series 2018-4A(f)(g)	3M US L + 5.95%	07/14/2031	468,523
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	933,242
	Westcott Park CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.25%	07/20/2028	1,001,164

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $52,997,681)				51,757,920

EQUITY - LINKED NOTES - 0.00%(a)
263,093	Inverpamplona SA(j)(m)	0.00%	12/30/2028	11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 21.57%
	Aaset Trust
438,420	Series 2019-2(g)	3.38%	10/16/2026	439,615
	AASET, Ltd.
513,749	Series 2018-1A(g)	3.84%	09/16/2023	489,945
	ABFC Trust
3,230,879	Series 2007-WMC1(f)	1M US L + 1.25%	06/25/2037	2,874,369
	Adjustable Rate Mortgage Trust
2,675,844	Series 2005-10(f)	2.82%	01/25/2036	2,414,851
	Affirm Asset Securitization Trust 2020-A
1,750,000	Series 2020-A(g)	6.23%	10/17/2022	1,807,981
	Alternative Loan Trust
211,804	Series 2005-20CB	5.50%	07/25/2035	201,860
78,729	Series 2005-54CB	5.50%	11/25/2035	61,080
900,924	Series 2005-85CB(f)	1M US L + 1.10%	02/25/2036	740,397
190,261	Series 2005-85CB(f)	21.63% - 3.67 x 1M US L	02/25/2036	237,676
241,230	Series 2005-86CB	5.50%	02/25/2036	195,858
231,005	Series 2005-9CB(f)	1M US L + 0.50%	05/25/2035	212,016
410,265	Series 2005-9CB(f)(n)	5.05% - 1M US L	05/25/2035	40,724
1,229,551	Series 2006-15CB	6.50%	06/25/2036	917,114
143,164	Series 2006-30T1	6.25%	11/25/2036	126,252
117,889	Series 2006-32CB	5.50%	11/25/2036	92,713
282,781	Series 2006-36T2(f)	28.06% - 4.6 x 1M US L	12/25/2036	417,218

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$950,229	Series 2007-19	6.00%	08/25/2037	$686,177
3,328,818	Series 2007-20	6.25%	08/25/2047	2,638,136
904,869	Series 2007-23CB(f)	1M US L + 0.50%	09/25/2037	402,405
863,999	Series 2007-23CB(f)(n)	6.50% - 1M US L	09/25/2037	237,756
	American Home Mortgage Investment Trust
166,897	Series 2007-A(g)(o)	6.60%	01/25/2037	56,469
	AmeriHome GMSR Issuer Trust
3,100,000	Series 2019-GT1(g)	4.68%	11/25/2026	3,072,894
	AMSR 2020-SFR3 Trust
5,100,000	Series 2020-SFR3(g)	4.99%	09/17/2025	5,131,287
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	1M US L + 2.65%	07/14/2022	1,250,960
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(f)(g)	3M US L + 1.09%	01/15/2031	490,136
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(f)(g)	1M US L + 3.40%	06/15/2021	1,269,365
	Atrium IX
500,000	Series 2017-9A(f)(g)	3M US L + 3.60%	05/28/2030	497,129
	Atrium XIII
1,000,000	Series 2017-13A(f)(g)	3M US L + 6.05%	11/21/2030	970,898
	Atrium XIV LLC
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.65%	08/23/2030	983,979
	Atrium XV
1,000,000	Series 2018-15A(f)(g)	3M US L + 3.00%	01/23/2031	985,084
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(f)(g)	2.68%	03/15/2021	676,640
	Banc of America Commercial
	Mortgage Trust 2015-UBS7
600,000	Series 2015-UBS7(f)	4.36%	09/15/2025	631,088
	Banc of America Funding Trust
130,919	Series 2006-2	5.50%	03/25/2036	129,754
3,276,390	Series 2010-R5(f)(g)	6.00%	10/26/2037	3,078,064
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(f)(g)	1M US L + 1.50%	01/15/2022	605,746
1,312,000	Series 2019-CRE5(f)(g)	1M US L + 2.35%	02/15/2022	1,300,518
	BANK
463,000	Series 2018-BN10(f)	4.08%	01/15/2028	509,340
10,291,000	Series 2018-BN12(f)(g)(n)	1.50%	05/15/2061	826,558
463,000	Series 2018-BN13(f)	4.56%	07/15/2028	520,554
	BANK 2017-BNK5
200,000	Series 2017-BNK5(f)	4.26%	06/15/2027	209,315
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(g)(n)	0.72%	04/15/2030	915,789

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BANK 2020-BNK28
$523,000	Series 2020-BN28	2.34%	10/15/2030	$507,783
	BANK 2021-BNK32
10,650,000	Series 2021-BN32(f)(n)	0.89%	04/15/2054	652,714
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M US L + 3.55%	07/15/2037	2,924,468
	BCAP, LLC Trust
119,463	Series 2007-AA2(f)	7.50%	04/25/2037	90,359
77,509	Series 2007-AA2	6.00%	04/25/2037	55,391
5,707,815	Series 2010-RR6(f)(g)	4.61%	07/26/2036	4,248,881
	Bear Stearns ALT-A Trust
7,782,847	Series 2006-3(f)	2.78%	05/25/2036	6,670,783
940,263	Series 2006-6(f)	3.39%	11/25/2036	648,236
	Bear Stearns Asset-Backed Securities Trust
1,905,640	Series 2006-AC1(o)	6.25%	02/25/2036	1,288,138
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(f)(g)	1M US L + 1.45%	04/25/2029	1,470,974
	Benchmark 2018-B2 Mortgage Trust
600,000	Series 2018-B2(f)	4.20%	01/15/2028	631,754
	Benchmark 2018-B4 Mortgage Trust
22,335,828	Series 2018-B4(f)(n)	0.51%	06/15/2028	596,083
1,589,000	Series 2018-B4(f)(g)	2.81%	07/15/2028	1,443,303
	Benchmark 2019-B12 Mortgage Trust
528,000	Series 2019-B12(f)(g)	3.44%	07/15/2024	520,391
	Benchmark 2020-B17 Mortgage Trust
954,000	Series 2020-B17(f)	3.37%	03/15/2030	961,045
	Benchmark 2020-B18 Mortgage Trust
522,000	Series 2020-B18(g)	4.14%	08/15/2025	528,074
488,000	Series 2020-B18(f)	3.65%	07/15/2030	501,502
	Benchmark 2020-B19 Mortgage Trust
523,000	Series 2020-B19	2.35%	09/15/2030	504,114
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M US L + 3.00%	12/15/2035	684,189
	BHP Trust
532,700	Series 2019-BXHP(f)(g)	1M US L + 2.57%	08/15/2021	533,313
	BSPRT 2021-FL6 Issuer, Ltd.
650,000	Series 2021-FL6(f)(g)	1M US L + 1.10%	03/15/2036	650,162
	BX Trust
3,626,000	Series 2019-OC11(f)(g)	4.08%	12/09/2029	3,641,189
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	1,072,295

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Cantor Commercial Real Estate Lending 2019-CF1
$266,000	Series 2019-CF1(f)(g)	4.14%	04/15/2024	$263,651
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(f)(g)	1M US L + 2.85%	11/15/2021	650,223
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(g)(j)	0.00%	12/31/2049	2,650,000
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	10/25/2024	4,757,505
	Castlelake Aircraft Securitization Trust
3,048,186	Series 2018-1(g)	6.63%	06/15/2025	2,391,811
	Castlelake Aircraft Structured Trust
594,615	Series 2019-1A(g)	3.97%	04/15/2026	598,526
2,750,000	Series 2019-1A(g)(j)	0.00%	04/15/2039	852,500
	CF Trust
1,518,000	Series 2019-MF1(f)(g)	1M US L + 2.95%	08/21/2021	1,523,598
	Chase Mortgage Finance Trust
11,605,920	Series 2007-S2	6.00%	03/25/2037	8,343,261
392,546	Series 2007-S3	5.50%	05/25/2037	128,750
	CIFC Funding 2021-I, Ltd.
850,000	Series 2021-1A(f)(g)	3M US L + 6.00%	04/25/2033	849,918
	Citicorp Mortgage Securities Trust
404,784	Series 2007-1	6.00%	01/25/2037	403,094
	Citigroup Commercial Mortgage Trust
3,705,112	Series 2014-GC25(f)(n)	0.99%	10/10/2047	106,878
866,000	Series 2015-GC27(f)(g)	4.42%	01/10/2025	843,993
400,000	Series 2015-GC31(f)	4.06%	06/10/2025	416,762
344,000	Series 2016-GC36(g)	2.85%	01/10/2026	255,385
464,000	Series 2017-C4(f)	4.10%	10/12/2027	492,020
463,000	Series 2018-B2(f)	4.28%	03/10/2028	508,762
515,000	Series 2018-C5(f)	4.72%	06/10/2028	563,399
901,000	Series 2019-SST2(f)(g)	1M US L + 1.60%	02/15/2022	902,469
901,000	Series 2019-SST2(f)(g)	1M US L + 2.00%	02/15/2022	902,664
1,433,000	Series 2020-555(f)(g)	3.50%	12/10/2029	1,102,595
	Citigroup Commercial Mortgage Trust 2019-GC41
520,000	Series 2019-GC41	3.20%	08/10/2029	532,922
	Citigroup COmmercial Mortgage Trust 2019-SMRT
1,000,000	Series 2019-SMRT(f)(g)	4.75%	01/10/2024	1,034,855
	Citigroup Commercial Mortgage Trust 2020-GC46
1,000,000	Series 2020-GC46(g)	2.60%	02/15/2030	778,018

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$729,137	Series 2006-WF1(o)	4.82%	03/25/2036	$463,631
1,134,247	Series 2007-OPX1(o)	6.33%	01/25/2037	598,283
	CitiMortgage Alternative Loan Trust
456,977	Series 2007-A1	6.00%	01/25/2037	458,921
90,013	Series 2007-A1(f)(n)	5.40% - 1M US L	01/25/2037	14,712
69,321	Series 2007-A3(f)	6.00%	03/25/2037	70,851
159,530	Series 2007-A3(f)(n)	5.40% - 1M US L	03/25/2037	26,407
483,454	Series 2007-A6	5.50%	06/25/2037	452,189
	CLI Funding VI LLC
816,689	Series 2019-1A(g)	3.71%	05/18/2029	821,389
	CLNC 2019-FL1, Ltd.
1,037,000	Series 2019-FL1(f)(g)	1M US L + 1.55%	12/19/2025	1,030,286
	COMM 2020-CX Mortgage Trust
400,000	Series 2020-CX(f)(g)	2.68%	11/10/2030	384,884
	COMM Mortgage Trust
887,000	Series 2013-CR11(f)	5.11%	09/10/2023	958,391
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(f)	4.71%	08/10/2024	255,771
604,000	Series 2014-CR20(f)	4.51%	10/10/2024	634,564
8,643,268	Series 2014-UBS4(g)	3.75%	08/10/2024	1,030,081
11,000	Series 2014-UBS4(f)(g)(j)	0.00%	08/10/2047	1
3,230,485	Series 2015-CR22(f)(n)	0.89%	03/10/2025	84,447
916,000	Series 2015-CR25(f)	4.53%	08/10/2025	968,492
4,539,773	Series 2015-CR26(f)(n)	0.93%	09/10/2025	155,905
419,000	Series 2015-LC23(f)	4.62%	10/10/2025	451,101
	CORE Mortgage Trust
520,992	Series 2019-CORE(f)(g)	1M US L + 1.90%	12/15/2031	518,552
520,992	Series 2019-CORE(f)(g)	1M US L + 2.35%	12/15/2031	515,892
	Countrywide Home Loan Mortgage Pass-Through Trust
1,867,817	Series 2005-HYB7(f)	2.74%	11/20/2035	1,651,631
28,575	Series 2005-J4	5.50%	11/25/2035	27,409
1,516,120	Series 2006-18	6.00%	12/25/2036	1,196,078
247,559	Series 2007-17	6.00%	10/25/2037	226,358
264,542	Series 2007-3	6.00%	04/25/2037	198,300
274,731	Series 2007-7	5.75%	06/25/2037	202,581
	Credit Suisse First Boston Mortgage Securities Corp.
63,438	Series 2005-10	5.50%	11/25/2035	56,545
55,421	Series 2005-8	5.50%	08/25/2025	53,924
4,277,263	Series 2005-9	6.00%	10/25/2035	2,011,389
	Credit Suisse Mortgage Capital Certificates
2,362,973	Series 2006-2	5.75%	03/25/2036	1,750,069

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CSAB Mortgage-Backed Trust
$8,781,274	Series 2006-2(o)	6.20%	09/25/2036	$913,759
138,549	Series 2007-1(f)	5.90%	05/25/2037	51,518
	CSAIL 2016-C6 Commercial Mortgage Trust
490,000	Series 2016-C6(f)	4.95%	04/15/2026	512,787
1,362,000	Series 2016-C6(f)(g)	4.95%	05/15/2026	1,191,306
	CSAIL Commercial Mortgage Trust
5,184,614	Series 2015-C1(f)(n)	0.83%	01/15/2025	135,366
419,000	Series 2015-C4(f)	4.56%	11/15/2025	449,971
214,000	Series 2018-C14(f)	4.89%	10/15/2028	236,036
	CSMC Mortgage-Backed Trust
165,480	Series 2006-1	6.00%	02/25/2036	89,008
22,438	Series 2006-4	5.50%	05/25/2021	19,212
789,335	Series 2006-5	6.25%	06/25/2036	284,757
81,734	Series 2006-9	6.00%	11/25/2036	67,198
6,245	Series 2007-2	5.00%	03/25/2037	5,944
505,914	Series 2007-3(f)	5.84%	04/25/2037	190,699
604,000	Series 2017-CALI(f)(g)	3.78%	11/10/2024	624,192
253,000	Series 2017-CHOP(f)(g)	1M US L + 1.90%	07/15/2032	243,514
223,000	Series 2017-CHOP(f)(g)	1M US L + 3.30%	07/15/2032	204,834
	DB Master Finance LLC
985,000	Series 2019-1A(g)	3.79%	02/20/2024	1,009,764
	DBGS 2018-BIOD Mortgage Trust
861,313	Series 2018-BIOD(f)(g)	1M US L + 2.00%	05/15/2035	860,719
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(f)	3.35%	03/10/2026	1,258,441
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
260,840	Series 2005-6(f)(n)	5.08% - 1M US L	12/25/2035	40,806
114,361	Series 2005-6(f)	1M US L + 1.40%	12/25/2035	87,737
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
146,615	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	137,707
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(g)	3M US L + 5.60%	07/15/2030	938,620
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M US L + 5.75%	08/15/2031	949,700
500,000	Series 2018-40A(f)(g)	3M US L + 3.10%	08/15/2031	499,516
	Earnest Student Loan Program
35,000	Series 2016-D(g)(j)	0.00%	05/25/2025	457,592
	Fannie Mae-Aces
16,984,047	Series 2019-M24(f)(n)	1.15%	03/25/2031	1,579,812
58,262,694	Series 2020-M10(f)(n)	0.85%	12/25/2027	2,450,838
56,876,180	Series 2020-M10(f)(n)	0.87%	07/25/2032	4,272,038
17,807,613	Series 2020-M13(f)(n)	1.30%	09/25/2030	1,555,133

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$700,987	Series 2005-FA6	5.50%	09/25/2035	$583,105
122,104	Series 2007-FA2	6.00%	04/25/2037	71,551
	First Horizon Mortgage Pass- Through Trust
840,835	Series 2007-AR3(f)	2.94%	11/25/2037	615,793
	FirstKey Homes 2020-SFR1 Trust
1,100,000	Series 2020-SFR1(g)	4.28%	09/17/2025	1,151,409
	Fontainebleau Miami Beach Trust
2,277,000	Series 2019-FBLU(f)(g)	3.96%	12/10/2024	2,218,718
	FREMF 2015-KF07 Mortgage Trust
896,198	Series 2015-KF07(f)(g)	1M US L + 4.95%	02/25/2025	902,134
	FREMF 2015-KF09 Mortgage Trust
753,922	Series 2015-KF09(f)(g)	1M US L + 5.35%	05/25/2022	754,673
	FREMF 2016-KF19 Mortgage Trust
1,000,094	Series 2016-KF19(f)(g)	1M US L + 5.50%	06/25/2023	1,003,789
	FREMF 2016-KF25 Mortgage Trust
887,222	Series 2016-KF25(f)(g)	1M US L + 5.00%	10/25/2023	890,286
	FREMF Mortgage Trust
999,779	Series 2016-KF22(f)(g)	1M US L + 5.05%	07/25/2023	1,014,612
	GAIA Aviation, Ltd.
527,007	Series 2019-1(g)(o)	3.97%	12/15/2026	525,826
387,175	Series 2019-1(g)(o)	7.00%	12/15/2026	293,136
	Ginnie Mae Strip
7,645,691	Series 2020-3(n)	1.40%	09/16/2045	707,723
	Government National Mortgage Association
28,713,677	Series 2016-162(f)(n)	0.85%	09/16/2058	1,630,377
19,312,664	Series 2020-168(f)(n)	0.99%	12/16/2062	1,675,312
21,206,000	Series 2021-52(f)(n)	0.85%	04/16/2063	1,738,319
	Great Wolf Trust
3,084,000	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2024	2,957,968
	GS Mortgage Securities Corp. Trust 2018-RIVR
1,000,000	Series 2018-RIVR(f)(g)	1M US L + 1.55%	07/15/2035	940,844
	GS Mortgage Securities Trust
83,923	Series 2011-GC3(f)(g)(n)	0.17%	03/10/2044	1
1,207,892	Series 2011-GC5(f)(g)(n)	1.20%	08/10/2044	305
3,538,000	Series 2014-GC26(f)(g)	4.51%	11/10/2047	2,461,174
7,113,067	Series 2015-GS1(f)(n)	0.76%	11/10/2025	227,583
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2021	1,707,127
636,000	Series 2020-GC45(f)	3.41%	12/13/2029	666,202
	GS Mortgage Securities Trust 2016- GS2
260,000	Series 2016-GS2(f)	3.76%	04/10/2026	278,944

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GSAA Home Equity Trust
$2,172,337	Series 2006-13(f)	6.04%	07/25/2036	$988,022
504,574	Series 2006-18(o)	5.68%	11/25/2036	195,600
159,302	Series 2006-6(f)	5.69%	03/25/2036	70,475
893,750	Series 2007-2(o)	6.10%	03/25/2037	300,067
	GSCG Trust
628,000	Series 2019-600C(g)	3.76%	09/06/2024	627,413
1,303,000	Series 2019-600C(f)(g)	3.99%	09/06/2024	1,235,206
	GSR Mortgage Loan Trust
1,210,509	Series 2006-2F	5.25%	02/25/2036	789,869
136,360	Series 2007-2F	5.75%	02/25/2037	548,855
2,308,605	Series 2007-2F	6.00%	03/25/2037	1,801,504
954,371	Series 2007-AR2(f)	3.32%	05/25/2037	732,929
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(f)(g)	3M US L + 2.70%	08/01/2025	250,033
	Hardee's Funding LLC
975,000	Series 2018-1A(g)	5.71%	06/20/2028	1,086,574
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(f)(g)	1M US L + 2.75%	05/15/2021	1,379,363
	Hayfin Kingsland X, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 2.25%	04/28/2031	501,088
	Helios Issuer, LLC Series
1,245,815	Series 2017-1A(g)	4.94%	09/20/2023	1,323,169
	Highbridge Loan Management 4- 2014, Ltd.
500,000	Series 2018-2014(f)(g)	3M US L + 5.55%	01/28/2030	468,563
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(f)(g)	3M US L + 6.60%	10/20/2029	468,619
2,000,000	Series 2018-2015(f)(g)	3M US L + 5.10%	02/05/2031	1,828,670
500,000	Series 2018-2016(f)(g)	3M US L + 2.90%	07/20/2030	497,505
	Horizon Aircraft Finance III, Ltd.
953,481	Series 2019-2(g)	3.43%	11/15/2026	927,939
	HPLY Trust
567,847	Series 2019-HIT(f)(g)	1M US L + 3.15%	11/15/2021	545,023
1,131,627	Series 2019-HIT(f)(g)	1M US L + 3.90%	11/15/2021	1,031,045
	HSI Asset Securitization Corp. Trust
9,110,092	Series 2006-HE1(f)	1M US L + 0.14%	10/25/2036	4,022,677
	IMT Trust
325,349	Series 2017-APTS(f)(g)	1M US L + 1.10%	06/15/2034	325,456
	IndyMac IMJA Mortgage Loan Trust
1,063,088	Series 2007-A1	6.00%	08/25/2037	636,515
	IndyMac IMSC Mortgage Loan Trust
4,644,020	Series 2007-F2	6.50%	07/25/2037	2,400,176
	IndyMac Index Mortgage Loan Trust
2,035,356	Series 2006-AR25(f)	3.12%	09/25/2036	1,915,168
	Invitation Homes
995,000	Series 2018-SFR1(f)(g)	1M US L + 1.25%	03/17/2037	998,579

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$649,764	Series 2018-SFR1(f)(g)	1M US L + 1.45%	03/17/2037	$652,218
	ITE Rail Fund Levered LP
995,683	Series 2021-1A(g)	2.25%	02/28/2051	996,419
	JOL Air, Ltd.
868,524	Series 2019-1(g)	3.97%	04/15/2026	875,883
	JP Morgan Alternative Loan Trust
225,368	Series 2005-S1	6.00%	12/25/2035	204,644
86,312	Series 2006-S3(o)	6.12%	08/25/2036	85,885
	JP Morgan BB Commercial Mortgage Securities Trust

400,000	Series 2014-C21(f)	4.66%	07/15/2024	399,998
2,086,000	Series 2014-C23(f)(g)	3.36%	10/15/2024	1,586,311
388,000	Series 2014-C26(f)	4.38%	12/15/2024	404,226
4,445,679	Series 2015-C28(f)(n)	0.97%	03/15/2025	136,007
1,470,000	Series 2015-C28	3.99%	03/15/2025	1,524,706
8,675,386	Series 2015-C30(f)(n)	0.51%	07/15/2025	162,866
3,415,330	Series 2015-C31(f)(n)	0.83%	08/15/2025	109,068
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,092,000	Series 2018-AON(f)(g)	4.61%	07/05/2023	2,108,908
	JP Morgan Chase Commercial Mortgage Securities Trust
57,407	Series 2006-LDP8(f)(n)(p)	0.29%	05/15/2045	0
1,157,000	Series 2011-C3(f)(g)	5.79%	02/15/2046	357,290
2,231,735	Series 2012-C8(f)(n)	1.74%	09/15/2022	44,028
1,010,000	Series 2018-WPT(f)(g)	5.54%	07/05/2023	1,019,588
887,000	Series 2019-COR4	4.44%	12/10/2028	975,794
704,000	Series 2019-MFP(f)(g)	1M US L + 3.00%	07/15/2021	693,332
235,000	Series 2019-UES(g)	4.34%	05/05/2024	238,798
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2024	1,095,761
	JP Morgan Chase Commercial Mortgage Securities Trust 2011- C5
1,475,000	Series 2011-C5(f)(g)	5.43%	09/15/2021	1,486,091
	JP Morgan Mortgage Acquisition Corp.
246,439	Series 2006-CH2(o)	5.46%	09/25/2029	198,600
	JP Morgan Mortgage Acquisition Trust 2006-RM1
4,011,020	Series 2006-RM1(f)	1M US L + 0.24%	08/25/2036	2,334,130
	JP Morgan Mortgage Trust
966,432	Series 2007-S3	6.00%	07/25/2037	724,797
	JP Morgan Resecuritization Trust
899,514	Series 2011-1(f)(g)	6.00%	06/26/2037	825,438
	JPMBB Commercial Mortgage Securities Trust 2015-C27
519,000	Series 2015-C27(f)	4.35%	02/15/2025	527,978

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JPMCC Commercial Mortgage Securities Trust 2017-JP7
$486,000	Series 2017-JP7(f)	3.65%	07/15/2027	$496,839
	JPMDB Commercial Mortgage Securities Trust 2020-COR7
421,000	Series 2020-COR7(f)	3.73%	03/13/2030	432,187
	Laurel Road Prime Student Loan Trust 2020-A
41,198,377	Series 2020-A(g)(j)	0.00%	11/25/2050	2,764,040
	LB-UBS Commercial Mortgage Trust
270,294	Series 2006-C7(f)(g)(n)	0.41%	11/15/2038	50
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M US L + 5.75%	10/20/2030	926,086
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(g)	3M US L + 5.60%	07/16/2031	457,349
	LCM XIV LP
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.75%	07/20/2031	960,118
750,000	Series 2018-14A(f)(g)	3M US L + 5.50%	07/20/2031	667,656
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M US L + 6.00%	10/15/2031	913,477
	LCM XX LP
1,000,000	Series 2018-20A(f)(g)	3M US L + 5.45%	10/20/2027	937,652
	Legacy Mortgage Asset Trust
13,400,000	Series 2019-GS3(g)(o)	4.25%	04/25/2059	13,347,552
	Legacy Mortgage Asset Trust 2019- GS2
4,000,000	Series 2019-GS2(g)	4.25%	04/25/2021	4,003,146
	Legacy Mortgage Asset Trust 2019- GS4
4,300,000	Series 2019-GS4(g)	4.25%	05/25/2059	4,304,733
	Lehman Mortgage Trust
482,485	Series 2006-6	5.50%	10/25/2036	417,524
3,849,898	Series 2006-7(f)	1M US L + 0.25%	11/25/2036	138,301
3,849,898	Series 2006-7(f)(n)	7.75% - 1M US L	11/25/2036	583,762
1,347,374	Series 2006-8(f)	1M US L + 0.42%	12/25/2036	269,169
1,347,374	Series 2006-8(f)(n)	6.58% - 1M US L	12/25/2036	398,137
289,961	Series 2007-10	6.50%	01/25/2038	151,493
	Lendingpoint Asset Securitization Trust
1,000,000	Series 2019-1(g)	4.50%	12/15/2021	1,007,734
	MACH 1 Cayman, Ltd.
1,255,194	Series 2019-1(g)	3.47%	08/15/2026	1,268,309
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.95%	10/22/2030	988,800
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.80%	10/22/2030	942,085

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Master Asset Backed Securities Trust
$4,856,886	Series 2006-NC3(f)	1M US L + 0.21%	10/25/2036	$3,253,561
	MBRT 2019-MBR
584,000	Series 2019-MBR(f)(g)	1M US L + 2.55%	11/25/2021	577,801
1,406,000	Series 2019-MBR(f)(g)	1M US L + 2.90%	11/25/2021	1,311,100
	Mello Warehouse Securitization Trust
2,500,000	Series 2019-1(f)(g)	1M US L + 5.50%	05/14/2021	2,502,714
	Merrill Lynch Alternative Note Asset Trust
691,334	Series 2007-F1	6.00%	03/25/2037	126,360
	Merrill Lynch Mortgage Investors Trust Series 2006-RM3
7,189,393	Series 2006-RM3(f)	1M US L + 0.48%	06/25/2037	2,355,099
	MFT Trust 2020-ABC
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/10/2030	1,770,676
	MKT Mortgage Trust
250,000	Series 2020-525M(f)(g)	2.94%	02/12/2030	222,175
	Morgan Stanley Bank of America Merrill Lynch Trust
2,976,212	Series 2012-C5(f)(g)(n)	1.41%	07/15/2022	36,421
350,000	Series 2015-C27(f)	4.52%	11/15/2025	362,441
	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
602,000	Series 2015-C20(f)	4.46%	01/15/2025	642,612
	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
822,000	Series 2015-C21(f)	4.14%	02/15/2025	825,209
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
1,250,000	Series 2016-MART(g)	3.31%	09/13/2021	1,236,808
	Morgan Stanley Capital I Trust
1,177,000	Series 2007-IQ15(f)(g)	6.16%	06/11/2049	1,123,883
1,281,242	Series 2016-UB11 XA(f)(n)	1.51%	08/15/2026	73,461
1,000,000	Series 2018-SUN(f)(g)	1M US L + 3.05%	07/15/2035	976,073
	Morgan Stanley Capital I Trust 2017- CLS
576,000	Series 2017-CLS(f)(g)	1M US L + 2.60%	11/15/2034	575,998
	Morgan Stanley Mortgage Loan Trust
1,630,783	Series 2005-3AR(f)	2.68%	07/25/2035	1,531,636
3,150,861	Series 2006-11	6.00%	08/25/2036	2,741,462
722,234	Series 2006-7(f)	5.11%	06/25/2036	577,194
849,235	Series 2006-7	6.00%	06/25/2036	649,561
388,608	Series 2007-3XS(o)	5.70%	01/25/2047	210,732
	Morgan Stanley Re-REMIC Trust
172,045	Series 2011-R1(f)(g)	5.94%	02/26/2037	181,763

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Mosaic Solar Loan Trust
$103,815	Series 2017-1A(g)	4.45%	06/20/2042	$113,384
405,126	Series 2018-1A(g)	4.01%	08/20/2030	437,835
8,900,000	Series 2020-1A(g)(j)	0.00%	04/20/2046	3,769,283
750,000	Series 2020-2A(g)	3.00%	06/20/2025	763,359
	Motel 6 Trust 2017-MTL6
968,555	Series 2017-MTL6(f)(g)	1M US L + 4.25%	08/15/2034	974,106
	MSCG Trust
2,154,000	Series 2018-SELF(f)(g)	1M US L + 3.05%	10/15/2037	2,178,474
	Natixis Commercial Mortgage Securities Trust 2018-FL1
426,222	Series 2018-FL1(f)(g)	1M US L + 2.35%	06/15/2035	420,478
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(g)	3.68%	11/17/2025	509,756
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,086,007	Series 2005-AP3(f)	5.32%	08/25/2035	703,079
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M US L + 6.80%	05/12/2031	1,497,239
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 8.09%	07/15/2030	898,897
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(f)(g)	3M US L + 7.25%	01/24/2033	2,013,486
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	488,700
	Octagon Investment Partners 44, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.65%	07/20/2032	1,002,136
	Octagon Investment Partners 47, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 3.35%	04/20/2031	502,230
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(f)(g)	3M US L + 6.75%	01/15/2033	620,986
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	489,262
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	949,675
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 7.00%	02/14/2031	1,002,425

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XXII, Ltd.
$970,000	Series 2018-1A(f)(g)	3M US L + 1.90%	01/22/2030	$967,575
500,000	Series 2018-1A(f)(g)	3M US L + 5.45%	01/22/2030	461,485
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	497,754
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.55% - 3M US L	07/20/2032	1,001,686
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(f)(g)	3M US L + 6.25%	04/18/2033	1,985,666
	One Market Plaza Trust
688,000	Series 2017-1MKT(g)	4.14%	02/10/2024	699,299
	Pagaya AI Debt Selection Trust 2020-3
2,500,000	Series 2020-3(g)	6.43%	05/17/2027	2,613,563
	PFP 2019-5, Ltd.
624,000	Series 2019-5(f)(g)	1M US L + 2.00%	03/14/2022	623,762
	PR Mortgage Loan Trust
9,152,069	Series 2014-1(f)(g)	5.91%	09/25/2047	9,083,904
	Pretium Mortgage Credit Partners I 2020-NPL3 LLC
627,572	Series 2020-NPL3(g)	3.11%	10/27/2023	634,325
	Prime Mortgage Trust
9,596	Series 2006-1	5.50%	06/25/2036	9,586
72,248	Series 2006-DR1(g)	5.50%	05/25/2035	66,104
	Primose Funding LLC
987,500	Series 2019-1A(g)	4.48%	07/30/2026	1,010,985
	PRPM LLC
14,400,000	Series 2020-1A(g)(o)	3.97%	02/25/2023	14,362,240
	RBSGC Structured Trust
161,187	Series 2008-B(g)	6.00%	06/25/2037	160,295
	Residential Accredit Loans, Inc.
3,932,016	Series 2006-QA5(f)	1M US L + 0.22%	07/25/2036	2,222,368
1,912,112	Series 2006-QS10	6.50%	08/25/2036	1,906,489
461,052	Series 2006-QS6	6.00%	06/25/2036	440,974
1,185,517	Series 2006-QS7	6.00%	06/25/2036	1,117,856
62,325	Series 2006-QS7(f)	1M US L + 0.40%	06/25/2036	44,636
186,975	Series 2006-QS7(f)(n)	5.60% - 1M US L	06/25/2036	25,017
78,394	Series 2006-QS8(f)	1M US L + 0.45%	08/25/2036	56,782
235,181	Series 2006-QS8(f)(n)	5.55% - 1M US L	08/25/2036	33,140
7,012	Series 2007-QS6(f)	55.00% - 8.33 x 1M US L	04/25/2037	12,223
644,716	Series 2007-QS9	6.50%	07/25/2037	628,917
307,535	Series 2008-QR1	6.00%	08/25/2036	258,195
	Residential Asset Securitization Trust
448,520	Series 2006-A1	6.00%	04/25/2036	314,578

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$952,284	Series 2006-A2	6.00%	05/25/2036	$593,127
884,987	Series 2006-A6	6.50%	07/25/2036	444,434
290,767	Series 2006-A8	6.00%	08/25/2036	238,603
151,070	Series 2006-A8	6.50%	08/25/2036	73,873
319,855	Series 2006-A8(f)(n)	5.90% - 1M US L	08/25/2036	84,421
1,425,594	Series 2007-A1	6.00%	03/25/2037	828,158
70,434	Series 2007-A6	6.00%	06/25/2037	55,980
2,646,959	Series 2007-A7	6.00%	07/25/2037	1,472,374
	Residential Funding Mortgage Securities I Trust
684,500	Series 2006-S3	5.50%	03/25/2036	655,678
131,889	Series 2006-S6	6.00%	07/25/2036	131,062
281,538	Series 2007-S3	6.00%	03/25/2037	252,265
200,171	Series 2007-S6	6.00%	06/25/2037	201,350
	Sapphire Aviation Finance I, Ltd.
2,514,902	Series 2018-1A(g)	5.93%	03/15/2025	2,396,186
	Sapphire Aviation Finance II, Ltd.
443,955	Series 2020-1A(g)	3.23%	03/15/2027	442,298
	Sequoia Mortgage Trust
1,557,321	Series 2007-3(f)	3.21%	07/20/2037	1,446,094
	SG Commercial Mortgage Securities Trust 2016-C5
604,000	Series 2016-C5	3.93%	06/10/2026	631,447
	SMB Private Education Loan Trust
389,847	Series 2018-B(f)(g)	1M US L + 0.72%	08/15/2027	389,849
968	Series 2021-A(g)(j)	0.00%	01/15/2053	2,987,338
	Sofi Professional Loan Program 2018-C Trust
80,000	Series 2018-C(g)(j)	0.00%	01/25/2048	2,254,674
	SoFi Professional Loan Program Trust
50,000	Series 2020-A(g)(j)	0.00%	05/15/2046	3,046,438
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)(j)	0.00%	02/25/2042	1,304,877
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	311,778
56,034	Series 2019-B(g)(j)	0.00%	08/17/2048	1,328,776
	Sprite, Ltd.
321,052	Series 2017-1(g)	4.25%	12/15/2024	326,059
	Stack Infrastructure Issuer LLC
979,167	Series 2019-1A(g)	4.54%	02/26/2024	1,044,796
750,000	Series 2019-2A(g)	3.08%	10/25/2024	774,068
	Start, Ltd.
698,679	Series 2018-1(g)	4.09%	05/15/2025	701,921
771,195	Series 2019-1(g)	4.09%	03/15/2026	767,861

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Structured Adjustable Rate Mortgage Loan Trust
$680,761	Series 2005-15(f)	2.99%	07/25/2035	$518,916
	Structured Asset Securities Corp.
184,807	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	167,643
184,807	Series 2005-RF1(f)(g)(n)	4.68%	03/25/2035	25,384
	Sunnova Sol Issuer LLC
976,950	Series 2020-1A(g)	3.35%	01/30/2030	1,005,279
	Sunrun Atlas Issuer LLC
1,210,496	Series 2019-2(g)	3.61%	10/30/2027	1,281,596
	TBW Mortgage-Backed Trust
1,390,429	Series 2006-2	7.00%	07/25/2036	416,341
	Textainer Marine Containers VII, Ltd.
423,333	Series 2019-1A(g)	3.96%	10/20/2026	424,154
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(o)	5.07%	09/15/2038	4,346,594
	TIF Funding II LLC
394,833	Series 2021-1A(g)	1.65%	02/20/2046	381,461
	Towd Point Mortgage Trust 2019- SJ2
3,310,000	Series 2019-SJ2(f)(g)	4.25%	11/25/2058	3,364,156
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(g)	3M US L + 4.15%	07/20/2032	1,709,617
	TRIP Rail Master Funding, LLC
59,189	Series 2017-1A(g)	2.71%	07/15/2021	59,301
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(f)	4.15%	12/15/2027	495,245
	UBS Commercial Mortgage Trust 2017-C4
650,000	Series 2017-C4(f)	4.24%	09/15/2027	690,242
	UBS Commercial Mortgage Trust 2018-C10
520,000	Series 2018-C10(f)	5.09%	05/15/2028	562,566
	UBS Commercial Mortgage Trust 2018-C9
928,000	Series 2018-C9(f)	4.88%	03/15/2028	1,004,092
	UBS-Barclays Commercial Mortgage Trust
989,000	Series 2013-C5(f)(g)	4.08%	02/10/2023	824,577
	Upstart Pass-Through Trust Series 2021-ST1
480,869	Series 2021-ST1(g)	2.75%	02/20/2027	485,485
	Upstart Pass-Through Trust Series 2021-ST2
1,000,000	Series 2021-ST2(g)	2.50%	04/20/2027	1,011,552
	Upstart Securitization Trust 2020-3
250,000	Series 2020-3(g)	3.01%	11/20/2030	256,408

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	VB-S1 Issuer LLC
$500,000	Series 2020-1A(g)	3.03%	06/15/2025	$524,105
	VCC 2020-MC1 Trust
6,480,454	Series 2020-MC1(f)(g)	4.50%	06/25/2045	6,503,813
	Velocity Commercial Capital Loan Trust
554,659	Series 2018-2(f)(g)	4.05%	09/25/2024	580,942
1,089,794	Series 2019-1(f)(g)	3.94%	01/25/2027	1,131,768
397,711	Series 2019-1(f)(g)	4.01%	07/25/2027	406,626
394,913	Series 2019-1(f)(g)	4.12%	11/25/2027	402,094
	Wachovia Bank Commercial Mortgage Trust
37,425	Series 2006-C29(f)(j)(n)(p)	0.00%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
285,909	Series 2005-B(f)	2.56%	10/20/2035	277,150
	Washington Mutual Alternative Mortgage Pass-Through Certificates
49,135	Series 2005-9	5.50%	11/25/2035	45,508
402,550	Series 2006-5	6.00%	07/25/2036	347,625
	Washington Mutual Mortgage Pass- Through Certificates Trust
790,624	Series 2006-2	6.00%	03/25/2036	807,943
	WAVE LLC
922,586	Series 2019-1(g)	3.60%	09/15/2027	927,234
999,355	Series 2019-1(g)	6.41%	09/15/2027	835,213
	Wells Fargo Alternative Loan Trust
341,601	Series 2007-PA2(f)	1M US L + 0.43%	06/25/2037	271,454
341,601	Series 2007-PA2(f)(n)	6.07% - 1M US L	06/25/2037	40,690
159,776	Series 2007-PA3	5.75%	07/25/2037	159,722
497,183	Series 2007-PA3	6.25%	07/25/2037	496,212
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(g)	3.94%	06/15/2024	41,476
520,000	Series 2015-NXS4(f)	4.70%	11/15/2025	561,354
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	944,262
5,628,945	Series 2016-C37(f)(g)(n)	1.60%	12/15/2049	363,459
695,000	Series 2016-LC25(f)	4.42%	11/15/2026	763,009
518,000	Series 2018-C45	4.73%	06/15/2028	546,462
523,000	Series 2018-C47(f)	4.94%	10/15/2028	556,608
436,000	Series 2018-C48(f)	5.12%	12/15/2028	481,078
901,000	Series 2019-C49	4.55%	02/15/2029	1,010,613
356,000	Series 2019-C49(f)	4.87%	02/15/2029	390,394
	Wells Fargo Commercial Mortgage Trust 2015-C28
1,895,000	Series 2015-C28(f)	4.09%	05/15/2025	1,852,947

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust 2015-NXS4
$1,245,000	Series 2015-NXS4(f)	3.70%	11/15/2025	$1,231,779
	Wells Fargo Commercial Mortgage Trust 2016-LC24
550,000	Series 2016-LC24	3.62%	09/15/2026	576,176
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
356,000	Series 2016-NXS6	3.81%	11/15/2049	374,906
	Wells Fargo Commercial Mortgage Trust 2020-C55
613,000	Series 2020-C55	3.14%	02/15/2030	633,835
	WF-RBS Commercial Mortgage Trust
1,942,867	Series 2012-C9(f)(g)(n)	1.87%	11/15/2045	40,506
3,466,916	Series 2014-C21(f)(n)	1.03%	08/15/2047	92,931
4,225,403	Series 2014-C22(f)(n)	0.81%	09/15/2057	91,294
636,000	Series 2014-C23(f)(g)	4.00%	10/15/2057	636,968
	Willis Engine Structured Trust V
935,754	Series 2020-A(g)	3.23%	03/15/2028	900,733
2,176,247	Zephyrus Capital Aviation Tl	1M US L + 4.61%	10/15/2038	2,158,813

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $429,302,826)				406,332,974

U.S. GOVERNMENT BONDS AND NOTES - 9.48%
650,000	U.S. Treasury Bonds	0.88%	11/15/2030	601,250
3,370,000	U.S. Treasury Bonds	1.13%	02/15/2031	3,184,387
3,400,000	U.S. Treasury Bonds	4.75%	02/15/2037	4,651,492
7,670,000	U.S. Treasury Bonds	1.88%	02/15/2041	7,143,886
390,000	U.S. Treasury Bonds	2.75%	11/15/2042	418,123
3,750,000	U.S. Treasury Bonds	2.75%	11/15/2047	4,010,962
18,600,000	U.S. Treasury Bonds	1.25%	05/15/2050	14,042,273
58,500,000	U.S. Treasury Bonds	1.63%	11/15/2050	48,765,234
7,140,000	U.S. Treasury Bonds	1.88%	02/15/2051	6,337,866
12,130,000	U.S. Treasury Notes	0.13%	06/30/2022	12,134,264
630,000	U.S. Treasury Notes	0.25%	11/15/2023	629,754
23,930,000	U.S. Treasury Notes	0.25%	03/15/2024	23,867,371
4,370,000	U.S. Treasury Notes	2.13%	09/30/2024	4,617,093
5,420,000	U.S. Treasury Notes	2.25%	10/31/2024	5,751,975
3,250,000	U.S. Treasury Notes	2.75%	02/28/2025	3,518,315
5,290,000	U.S. Treasury Notes	3.00%	09/30/2025	5,808,771
670,000	U.S. Treasury Notes	0.38%	11/30/2025	655,475
780,000	U.S. Treasury Notes	2.63%	01/31/2026	844,578
10,670,000	U.S. Treasury Notes	0.75%	03/31/2026	10,577,888
3,290,000	U.S. Treasury Notes	1.63%	10/31/2026	3,386,194
5,950,000	U.S. Treasury Notes	0.50%	06/30/2027	5,679,577

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$750,000	U.S. Treasury Notes	0.50%	10/31/2027	$710,479
11,280,000	U.S. Treasury Notes	1.25%	03/31/2028	11,164,556

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $189,523,663)				178,501,763

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	136,232
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	266,860

TOTAL MUNICIPAL BONDS
(Cost $363,295)				403,092

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 13.96%
	Banc of America Funding
2,809,522	Series 2007-A(f)	1M US L + 0.42%	02/20/2047	2,658,413
	Banc of America Funding 2014-R8 Trust
2,215,039	Series 2014-R8(f)(g)	1M US L + 0.24%	12/26/2024	2,022,295
	Chase Mortgage Finance Trust
5,080,630	Series 2007-S4	6.00%	06/25/2037	3,357,798
	ChaseFlex Trust Series
4,783,961	Series 2007-M1(f)	1M US L + 0.23%	08/25/2037	3,886,204
	Citigroup Mortgage Loan Trust
9,590,900	Series 2018-A(f)(g)	4.25%	01/25/2068	9,591,224
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(f)(g)	1M US L + 4.10%	07/25/2039	5,032,310
	Credit Suisse Mortgage Capital Certificates 19-RPL4
2,800,000	Series 2019-RPL4(f)(g)	3.48%	08/26/2058	2,801,644
	Deephaven Residential Mortgage Trust
6,613,000	Series 2020-1(f)(g)	3.66%	03/25/2024	6,792,072
4,000,000	Series 2020-1(f)(g)	4.54%	03/25/2024	4,079,981
	Fannie Mae Interest Strip
9,973,977	Series 2014-419(n)	3.50%	04/25/2044	1,384,687
	Fannie Mae Pool
3,000,000	Series 2018	3.50%	04/01/2030	3,345,144
2,842,678	Series 2020	2.00%	10/01/2050	2,818,248
4,948,133	Series 2020-	2.00%	01/01/2051	4,943,818
6,685,201	Series 2021-	2.00%	02/01/2051	6,689,967
4,489,077	Series 2021-	2.00%	03/01/2051	4,485,128
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,087,285
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,136,589

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Fannie Mae REMICS
$9,530,204	Series 2014-1(f)(n)	5.90% - 1M US L	02/25/2044	$1,823,905
11,252,144	Series 2015-54(f)(n)	6.15% - 1M US L	07/25/2045	2,208,525
3,673,487	Series 2020-45	3.00%	07/25/2040	3,855,809
12,128,760	Series 2020-74(f)(n)	4.10% - 30D US SOFR	10/25/2050	1,768,594
24,080,424	Series 2020-77(f)(n)	4.10% - 30D US SOFR	11/25/2050	3,635,932
	Federal Home Loan Mortgage Corp. Pool
190,247	Series Pool #G01840	5.00%	07/01/2035	221,590
70,554	Series Pool #G04817	5.00%	09/01/2038	82,136
	Federal Home Loan Mortgage Corp. REMICS
915,984	Series 2003-2722(f)	9.89% - 1M US L	12/15/2033	1,127,698
177,648	Series 2005-R003	5.50%	10/15/2035	205,383
1,302,324	Series 2006-3244(f)(n)	6.66% - 1M US L	11/15/2036	301,443
65,439	Series 2007-3261(f)(n)	6.43% - 1M US L	01/15/2037	13,145
157,236	Series 2007-3262(f)(n)	6.40% - 1M US L	01/15/2037	19,548
622,310	Series 2007-3301(f)(n)	6.10% - 1M US L	04/15/2037	105,300
447,846	Series 2007-3303(f)(n)	6.10% - 1M US L	04/15/2037	88,449
117,254	Series 2007-3382(f)(n)	6.00% - 1M US L	11/15/2037	16,285
358,620	Series 2007-3384(f)(n)	6.31% - 1M US L	08/15/2036	78,491
107,641	Series 2007-3384(f)(n)	6.39% - 1M US L	11/15/2037	13,670
128,866	Series 2008-3417(f)(n)	6.18% - 1M US L	02/15/2038	17,104
3,362,882	Series 2008-3423(f)(n)	6.00% - 1M US L	03/15/2038	31,492
179,473	Series 2008-3423(f)(n)	5.65% - 1M US L	03/15/2038	23,180
1,373,797	Series 2009-3510(f)(n)	6.75% - 1M US L	02/15/2037	243,084
347,558	Series 2009-3523(f)(n)	6.00% - 1M US L	04/15/2039	53,258
64,500	Series 2009-3524(n)	3.54%	06/15/2038	69,148
9,971	Series 2009-3549(f)(n)	5.80% - 1M US L	07/15/2039	1,398
727,384	Series 2009-3560(f)(n)	6.40% - 1M US L	11/15/2036	110,201
253,737	Series 2010-3641	4.50%	03/15/2040	287,684
367,179	Series 2010-3726(f)(n)	6.05% - 1M US L	09/15/2040	64,162
1,452,437	Series 2010-3728(f)(n)	4.45% - 1M US L	09/15/2040	182,335
558,706	Series 2010-3779	3.50%	12/15/2030	605,390
107,653	Series 2010-3779	4.00%	12/15/2030	118,211
385,921	Series 2010-3779	4.50%	12/15/2040	419,284
55,419	Series 2011-3786(f)	9.50% - 1M US L	01/15/2041	55,893
38,361	Series 2011-3798(f)	9.50% - 1M US L	11/15/2040	38,949
355,476	Series 2011-3808	3.50%	02/15/2031	382,777
32,825	Series 2011-3809(f)	9.50% - 1M US L	02/15/2041	37,415
712,452	Series 2011-3815(f)(n)	5.85% - 1M US L	02/15/2041	134,109
294,953	Series 2011-3824	3.50%	03/15/2031	319,460
370,620	Series 2011-3824(f)(n)	7.10% - 1M US L	08/15/2036	88,676
404,251	Series 2011-3863	5.50%	08/15/2034	459,924
477,421	Series 2011-3864(f)	9.20% - 1M US L	05/15/2041	508,485

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	61

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$469,665	Series 2011-3871	5.50%	06/15/2041	$544,938
461,923	Series 2011-3872(f)(n)	5.95% - 1M US L	06/15/2041	75,643
2,804,079	Series 2011-3910	5.00%	08/15/2041	3,208,873
2,080,256	Series 2011-3924(f)(n)	6.00% - 1M US L	09/15/2041	313,386
41,087	Series 2011-3925(n)	3.00%	09/15/2021	74
2,813,300	Series 2012-3(f)(n)	5.95% - 1M US L	02/25/2042	540,170
2,221,130	Series 2013-4170(f)	4.05% - 1M US L	01/15/2033	2,277,949
10,921,934	Series 2013-4218	2.50%	02/15/2043	10,560,617
3,811,499	Series 2013-4239(j)	0.00%	07/15/2043	2,821,477
4,821,796	Series 2014-4413	3.50%	11/15/2044	5,030,910
3,599,823	Series 2015-4434	3.00%	02/15/2045	3,793,493
3,492,219	Series 2015-4440	2.50%	02/15/2045	3,543,754
	Federal Home Loan Mortgage Corp. Strips
1,905,061	Series 2017-358	3.00%	10/15/2047	1,995,395
	Federal National Mortgage Association Pool
53,296	Series Pool #555743	5.00%	09/01/2033	61,470
64,387	Series Pool #735382	5.00%	04/01/2035	74,830
174,176	Series Pool #735383	5.00%	04/01/2035	202,251
112,931	Series Pool #735484	5.00%	05/01/2035	131,187
36,538	Series Pool #AH4437	4.00%	01/01/2041	38,570
	Federal National Mortgage Association REMICS
56,435	Series 2004-46(f)(n)	6.00% - 1M US L	03/25/2034	5,398
218,962	Series 2006-101(f)(n)	6.58% - 1M US L	10/25/2036	42,347
628,527	Series 2006-123(f)(n)	6.32% - 1M US L	01/25/2037	125,965
3,018,095	Series 2006-92(f)(n)	6.58% - 1M US L	10/25/2036	562,480
82,193	Series 2007-102(f)(n)	6.40% - 1M US L	11/25/2037	14,443
67,719	Series 2007-108(f)(n)	6.36% - 1M US L	12/25/2037	9,526
14,636	Series 2007-30(f)(n)	6.11% - 1M US L	04/25/2037	2,086
347,039	Series 2007-38(f)(n)	6.08% - 1M US L	05/25/2037	34,356
10,966	Series 2007-51(f)(n)	6.10% - 1M US L	06/25/2037	1,514
36,312	Series 2007-53(f)(n)	6.10% - 1M US L	06/25/2037	3,702
428,504	Series 2007-57(f)(n)	6.62% - 1M US L	10/25/2036	76,185
89,788	Series 2007-68(f)(n)	6.65% - 1M US L	07/25/2037	14,700
511,415	Series 2008-3(f)(n)	6.46% - 1M US L	02/25/2038	107,409
150,716	Series 2008-56(f)(n)	6.06% - 1M US L	07/25/2038	17,128
26,312	Series 2008-81	5.50%	09/25/2038	29,703
234,855	Series 2009-111	5.00%	01/25/2040	267,301
113,718	Series 2009-111(f)(n)	6.25% - 1M US L	01/25/2040	20,738
832,027	Series 2009-12(f)(n)	6.60% - 1M US L	03/25/2036	141,231
25,876	Series 2009-28(f)(n)	6.00% - 1M US L	04/25/2037	3,755
337,780	Series 2009-41	4.50%	06/25/2039	366,772
72,599	Series 2009-42(f)(n)	6.00% - 1M US L	06/25/2039	10,122
155,147	Series 2009-47(f)(n)	6.10% - 1M US L	07/25/2039	19,008
87,915	Series 2009-62(f)(n)	6.10% - 1M US L	08/25/2039	10,402

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$54,568	Series 2009-66(f)(n)	5.80% - 1M US L	02/25/2038	$7,927
40,315	Series 2009-68(f)(n)	5.25% - 1M US L	09/25/2039	4,562
162,620	Series 2010-11(f)(n)	4.80% - 1M US L	02/25/2040	15,602
33,429	Series 2010-111(f)(n)	6.00% - 1M US L	10/25/2040	4,622
67,531	Series 2010-112	4.00%	10/25/2040	70,828
110,496	Series 2010-115(f)(n)	6.60% - 1M US L	11/25/2039	20,343
1,571,114	Series 2010-115(f)(n)	6.00% - 1M US L	10/25/2040	301,913
3,587,820	Series 2010-123(f)(n)	6.05% - 1M US L	11/25/2040	743,560
609,824	Series 2010-15(f)(n)	4.95% - 1M US L	03/25/2040	85,220
51,477	Series 2010-34(f)(n)	4.93% - 1M US L	04/25/2040	6,137
50,517	Series 2010-4(f)(n)	6.23% - 1M US L	02/25/2040	8,020
74,488	Series 2010-58(f)	12.47% - 1M US L	06/25/2040	90,810
2,125,249	Series 2010-75	4.50%	07/25/2040	2,363,286
44,578	Series 2010-9(f)(n)	5.30% - 1M US L	02/25/2040	5,480
180,749	Series 2010-9(f)(n)	4.75% - 1M US L	02/25/2040	17,387
9,695	Series 2010-90(f)(n)	6.00% - 1M US L	08/25/2040	1,191
278,573	Series 2011-16	3.50%	03/25/2031	301,419
408,892	Series 2011-25	3.00%	04/25/2026	427,108
309,645	Series 2011-29	3.50%	04/25/2031	332,262
151,347	Series 2011-5(f)(n)	6.40% - 1M US L	11/25/2040	9,055
2,963,146	Series 2012-106(f)(n)	6.16% - 1M US L	10/25/2042	540,144
723,537	Series 2012-124(f)	7.79% - 1M US L	11/25/2042	740,432
179,335	Series 2012-29(f)(n)	6.00% - 1M US L	04/25/2042	28,964
609,751	Series 2012-32(n)	5.00%	04/25/2042	95,927
2,762,249	Series 2012-65(f)(n)	5.98% - 1M US L	06/25/2042	480,034
1,044,442	Series 2013-19(f)	5.40% - 1M US L	03/25/2043	1,078,682
324,029	Series 2015-59	3.00%	06/25/2041	325,419
1,326,356	Series 2015-9	3.00%	01/25/2045	1,421,359
888,204	Series 2016-72	3.00%	10/25/2046	848,674
1,393,474	Series 2018-21(j)	0.00%	04/25/2048	1,229,081
1,215,948	Series 2018-27	3.00%	12/25/2047	1,263,280
1,544,592	Series 2018-36	3.00%	06/25/2048	1,608,323
2,720,930	Series 2019-12	3.00%	04/25/2049	2,865,821
	FMC GMSR Issuer Trust
5,000,000	Series 2019-GT2(f)(g)	4.72%	09/25/2024	4,943,782
	Freddie Mac Pool
1,852,398	Series 2020-	2.00%	10/01/2050	1,836,396
4,226,404	Series 2021-	1.50%	03/01/2036	4,248,648
	Freddie Mac REMICS
4,080,955	Series 2011-3972(f)(n)	5.90% - 1M US L	12/15/2041	681,651
3,125,713	Series 2020-5007(f)(n)	6.10% - 1M US L	08/25/2050	730,928
5,417,666	Series 2020-5041(n)	2.00%	11/25/2050	473,247
	Government National Mortgage Association
45,015	Series 2004-83(f)(n)	6.08% - 1M US L	10/20/2034	7,458
38,495	Series 2008-6(f)(n)	6.46% - 1M US L	02/20/2038	6,182
36,868	Series 2008-67(f)(n)	6.00% - 1M US L	08/20/2038	5,547

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	63

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$577,461	Series 2008-69(f)(n)	7.63% - 1M US L	08/20/2038	$128,622
55,086	Series 2009-10(f)(n)	6.65% - 1M US L	02/16/2039	10,610
679,288	Series 2009-35	4.50%	05/20/2039	740,609
2,715,994	Series 2009-58(f)(n)	6.25% - 1M US L	06/20/2039	382,230
41,040	Series 2009-6(f)(n)	5.95% - 1M US L	02/20/2038	4,672
1,279,928	Series 2009-75	5.00%	09/20/2039	1,458,358
3,003,042	Series 2010-121(f)(n)	6.00% - 1M US L	09/20/2040	571,039
53,152	Series 2010-61(f)(n)	6.55% - 1M US L	09/20/2039	8,985
94,396	Series 2010-98(f)(n)	5.64%	03/20/2039	9,753
2,185,848	Series 2011-148	3.50%	11/16/2041	2,362,111
420,337	Series 2011-69(j)	0.00%	05/20/2041	387,878
1,277,877	Series 2011-71	4.50%	02/20/2041	1,424,076
864,582	Series 2011-71(f)(n)	5.40% - 1M US L	05/20/2041	125,464
277,805	Series 2011-72(f)(n)	6.15% - 1M US L	05/20/2041	56,925
1,362,197	Series 2011-89(f)(n)	5.45% - 1M US L	06/20/2041	266,621
3,366,666	Series 2013-113(f)(n)	6.25% - 1M US L	03/20/2043	460,224
4,991,062	Series 2013-122(f)(n)	6.10% - 1M US L	08/16/2043	822,414
3,384,449	Series 2013-148(f)(n)	5.68% - 1M US L	10/16/2043	766,934
5,072,432	Series 2013-186(f)(n)	6.25% - 1M US L	02/16/2043	718,997
3,241,076	Series 2014-156(f)(n)	6.25% - 1M US L	10/20/2044	701,612
6,316,421	Series 2014-4(f)(n)	6.10% - 1M US L	01/16/2044	1,170,391
7,684,082	Series 2014-41(f)(n)	6.10% - 1M US L	03/20/2044	1,656,835
3,998,253	Series 2014-5(f)(n)	6.15% - 1M US L	07/20/2043	501,000
4,674,639	Series 2014-95(f)(n)	6.25% - 1M US L	06/16/2044	887,879
12,331,305	Series 2015-80(f)(n)	6.25% - 1M US L	06/20/2045	2,804,865
11,824,524	Series 2018-97(f)(n)	6.20% - 1M US L	07/20/2048	1,887,564
17,273,921	Series 2019-22(f)(n)	5.60% - 1M US L	02/20/2045	3,604,534
12,004,733	Series 2019-92(f)(n)	6.10% - 1M US L	07/20/2049	1,826,968
15,491,062	Series 2020-112(f)(n)	6.25% - 1M US L	08/20/2050	2,815,225
9,746,926	Series 2020-133(f)(n)	6.25% - 30D US SOFR	09/20/2050	2,500,513
19,708,386	Series 2020-146(f)(n)	6.30% - 1M US L	10/20/2050	4,726,169
21,384,217	Series 2020-167(f)(n)	3.75% - 1M US L	11/20/2050	2,360,029
18,054,144	Series 2020-47(f)(n)	6.00% - 1M US L	05/20/2044	3,239,749
14,940,110	Series 2021-1(f)(n)	6.30% - 1M US L	01/20/2051	3,607,983
	Homeward Opportunities Fund Trust 2020-BPL1
1,000,000	Series 2020-BPL1(g)(o)	5.44%	08/25/2025	1,008,892
	JP Morgan Resecuritization Trust
3,084,760	Series 2014-6(f)(g)	1M US L + 0.21%	07/27/2046	2,894,775
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(g)(o)	4.50%	11/25/2059	13,336,595
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(g)(o)	3.72%	10/25/2022	4,182,472
3,750,000	Series 2020-RTL1(g)(o)	4.95%	10/25/2022	3,781,500
1,300,000	Series 2021-RTL1(f)(g)	2.09%	09/25/2026	1,309,872
4,400,000	Series 2021-RTL1(f)(g)	4.46%	09/25/2026	4,433,621

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Mello Warehouse Securitization Trust
$3,500,000	Series 2019-1(f)(g)	1M US L + 3.50%	05/14/2021	$3,504,603
5,680,000	Series 2019-2(f)(g)	1M US L + 3.25%	10/25/2021	5,686,872
	Morgan Stanley Residential Mortgage Loan Trust 2020-RPL1
531,634	Series 2020-RPL1(f)(g)	2.69%	10/25/2023	535,396
	New Residential Mortgage Loan Trust 2019-NQM3
3,700,000	Series 2019-NQM3(f)(g)	4.65%	08/25/2024	3,842,171
	PRPM 2020-3 LLC
3,400,000	Series 2020-3(g)	5.07%	09/25/2025	3,417,083
	PRPM 2021-2 LLC
2,227,000	Series 2021-2(f)(g)	2.12%	12/31/2049	2,244,774
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	02/25/2024	3,299,027
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(o)	4.21%	09/25/2022	3,498,027
	Verus Securitization Trust 2019-INV3
2,300,000	Series 2019-INV3(f)(g)	3.28%	11/25/2059	2,354,620
	VOLT XCIV LLC
1,278,391	Series 2021-NPL3(g)	2.24%	01/25/2024	1,278,681

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $318,989,450)				262,915,117

Shares/Description				Value
Warrants - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(m)			0

TOTAL WARRANTS
(Cost $0)				0

SHORT-TERM INVESTMENTS - 17.31%
Money Market Fund - 16.92%
318,846,926	State Street Institutional Trust (7 Day Yield 0.01%)			318,846,926

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.39%
7,335,000	United States Treasury Bill(j)(q)	0.00%	05/06/2021	7,334,947

TOTAL SHORT-TERM INVESTMENTS
(Cost $326,181,713)				326,181,873

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	65

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description (continued)	Value (continued)
TOTAL INVESTMENTS - 99.83%
(Cost $1,941,569,608)	$1,880,634,922
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.17%	3,146,665
NET ASSETS - 100.00%	$1,883,781,587

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2021 was 0.11%

2M US L - 2 Month LIBOR as of March 31, 2021 was 0.13%

3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

1D SOFR - 1 Day SOFR as of March 31, 2021 was 0.01%

30D SOFR - 30 Day SOFR as of March 31, 2021 was 0.01%

1Y US TI - 1 Year TI as of March 31, 2021 was 0.07%

5Y US TI - 5 Year TI as of March 31, 2021 was 0.92%

10Y US TI - 10 Year TI as of March 31, 2021 was 1.74%

(a)	Less than 0.005%.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 9 to Notes to Financial Statements.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of March 31, 2021, the aggregate fair value of those securities was $36,783,168, representing 1.95% of net assets.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $486,830,015, which represents approximately 25.84% of net assets as of March 31, 2021.
(h)	Security is currently in default.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $13,500, which represents approximately 0.00% of net assets as of March 31, 2021.
(l)	A portion of this position was not funded as of March 31, 2021. The Portfolio of Investments records only the unfunded portion of each position. As of March 31, 2021, the fund has unfunded delayed draw loans in the amount of $126,230. Fair value of these unfunded delayed draw loans was $126,441.
(m)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(n)	Interest only securities.
(o)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2021.
(p)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(q)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description				Value
CLOSED-END FUNDS - 1.13%
17,798	Eaton Vance, Ltd. Duration Income Fund			$224,789
56,016	Western Asset High Income Opportunity Fund, Inc.			284,561

TOTAL CLOSED-END FUNDS
(Cost $482,301)				509,350

COMMON STOCKS - 0.12%
947	DBI Investors, Inc.(a)(b)			237
2,509	PHI Group, Inc.(a)(b)			41,323
795	Phi, Inc.(a)(b)			13,094
6	Toys R Us Propco Equity, Perpetual Maturity(b)			150
16	Ultra Sonus AB, Perpetual Maturity(b)			434

TOTAL COMMON STOCKS
(Cost $228,298)				55,238

PREFERRED STOCKS - 0.24%
116	DBI Investors Inc., 10.000%(a)(b)(c)(d)			11
110	Sequa Corp., 7.000%(a)(b)(d)			110,000

TOTAL PREFERRED STOCKS
(Cost $121,039)				110,011

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 38.41%(e)
France - 0.42%
$192,500	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan	1M US L + 2.75%	07/31/2025	189,199

Germany - 0.89%
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan	3M US L + 2.75%	03/07/2025	153,634
250,000	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	L + 3.75%, 0.75% Floor	08/14/2026	250,245
				403,879
Great Britain - 2.10%
145,502	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	143,424
248,125	Froneri International, Ltd., First Lien - Facility B2 Term Loan	1M US L + 2.25%	01/29/2027	245,094
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M US L + 3.50%	10/30/2025	349,085

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M US L + 4.25%	10/24/2025	$208,157
				945,760
Luxembourg - 1.72%
247,500	AI Convoy S.a r.l., First Lien - Facility B Term Loan	6M US L + 3.50%, 1.00% Floor	01/18/2027	247,624
145,125	Altice Financing S.A., First Lien - October 2017 USD Term Loan	3M US L + 2.75%	01/31/2026	142,494
137,105	Intelsat Jackson Holdings S.A., First Lien - DIP Facility Term Loan	3M US L + 5.50%, 1.00% Floor	07/13/2022	139,093
250,000	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	3M US L + 3.50%	03/05/2027	247,897
				777,108
Netherlands - 1.49%
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan	6M EUR L + 3.25%	03/07/2025	332,271
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	1M US L + 4.00%	07/02/2025	338,653
				670,924
United States - 31.79%
63,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	04/20/2028	64,624
242,707	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	241,103
146,250	Adtalem Global Education, Inc., First Lien - B Term Loan	1M US L + 3.00%	04/11/2025	144,909
125,000	Adtalem Global Education, Inc., First Lien - B Term Loan	L + 4.50%, 0.75% Floor	02/12/2028	124,037
248,125	AI Aqua Merger Sub, Inc., First Lien - 2020 Incremental Term Loan	1M US L + 5.25%, 1.00% Floor	12/13/2023	249,418
234,650	American Rock Salt Company LLC, First Lien - Initial Term Loan	1M US L + 3.50%, 1.00% Floor	03/21/2025	236,028
44,000	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	L + 3.00%, 0.75% Floor	03/17/2028	43,725
247,500	AssuredPartners, Inc., First Lien - 2020 June Incremental Term Loan	1M US L + 4.50%, 1.00% Floor	02/12/2027	248,397
250,000	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 3.50%, 1.00% Floor	12/10/2027	250,580
142,418	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	141,693
245,000	Atlantic Aviation FBO, Inc., First Lien - B Term Loan	1M US L + 3.75%	12/06/2025	245,306
177,874	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	174,390
243,750	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	242,531

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$244,388	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	L + 3.00%, 0.50% Floor	08/01/2025	$242,632
249,375	Calpine Corp., First Lien - 2020 Term Loan	1M US L + 2.50%	12/16/2027	248,162
246,875	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan	1M US L + 3.00%	10/30/2026	245,216
201,973	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	200,248
245,000	CentralSquare Technologies LLC, First Lien - Initial Term Loan	3M US L + 3.75%	08/29/2025	235,375
178,355	Charter NEX US, Inc., First Lien - Initial Term Loan	1M US L + 4.25%, 0.75% Floor	12/01/2027	178,945
248,734	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	249,562
250,000	DRW Holdings LLC, First Lien - Initial Term Loan	3M US L + 3.75%	03/01/2028	249,844
125,000	E.W. Scripps Company, First Lien - Tranche B-3 Term Loan	1M US L + 3.00%, 0.75% Floor	01/07/2028	124,756
243,125	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	241,181
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan	1M US L + 7.00%	06/29/2026	123,750
34,000	Foundation Building Materials, Inc., First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	01/31/2028	33,732
250,000	Frontier Communications Corp., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	10/08/2021	249,688
214,414	Globallogic Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%	08/01/2025	214,146
250,000	Great Outdoors Group LLC, First Lien - B-1 Term Loan	3M US L + 4.25%, 0.75% Floor	03/06/2028	250,719
250,000	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	250,250
247,599	Harbor Freight Tools USA, Inc., First Lien - Initial (2020) Term Loan	1M US L + 3.00%, 0.75% Floor	10/19/2027	247,655
63,000	Hudson River Trading LLC, First Lien	L + 3.00%	03/20/2028	62,528
250,000	IRB Holding Corp., First Lien - Fourth Amendment Incremental Term Loan	3M US L + 3.25%, 1.00% Floor	12/15/2027	249,414
250,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	12/01/2027	251,329
250,000	Kronos Acquisition Holdings, Inc., First Lien - Tranche B-1 Term Loan	3M US L + 3.75%, 0.50% Floor	12/22/2026	246,763
125,000	KUEHG Corp, First Lien - B-3 Term Loan	3M US L + 3.25%, 1.00% Floor	02/21/2025	122,535
131,238	Life Time, Inc., First Lien - 2021 Refinancing Term Loan	3M US L + 4.75%, 1.00% Floor	12/16/2024	131,320

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$241,723	LMBE-MC Holdco II LLC, First Lien	3M EUR L + 4.00%, 1.00% Floor	12/03/2025	$241,421
249,375	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	249,025
246,256	Lumen Technologies, Inc., First Lien - B Term Loan	1M US L + 2.25%	03/15/2027	244,058
250,000	Marcel LUX IV S.a.r.l., First Lien - Original Facility Term Loan	2M US L + 4.00%, 0.75% Floor	09/22/2027	251,251
250,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	266,036
241,899	Natgasoline LLC, First Lien - Initial Term Loan	1M US L + 3.50%	11/14/2025	240,387
250,000	NewCo I B.V., First Lien - Facility AV1 Term Loan	1M US L + 3.50%	01/31/2029	249,644
248,418	Olaplex, Inc., First Lien - Initial Term Loan	1M US L + 6.50%, 1.00% Floor	01/08/2026	248,418
96,000	Onvoy LLC, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	02/10/2024	96,060
250,000	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	L + 3.25%	02/05/2026	247,563
100,000	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	L + 2.75%, 0.75% Floor	02/14/2025	99,913
248,125	PG&E Corp., First Lien	3M US L + 3.00%, 0.50% Floor	06/23/2025	248,202
249,352	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 4.00%, 1.00% Floor	11/03/2025	249,559
250,000	ProQuest LLC, First Lien - Initial Term Loan	1M US L + 3.25%	10/23/2026	248,719
246,875	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	239,160
49,000	Rackspace Technology Global, Inc., First Lien - 2021 B Term Loan	L + 2.75%, 0.75% Floor	02/15/2028	48,630
125,000	RealPage, Inc., First Lien	L + 3.25%, 0.50% Floor	02/18/2028	124,583
232,889	Recess Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 1.00% Floor	09/30/2024	231,265
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	1M US L + 4.00%	08/29/2025	234,953
221,445	Shearer's Foods LLC, First Lien	L + 4.00%, 0.75% Floor	09/30/2025	221,375
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	L + 3.25%, 0.50% Floor	12/13/2026	249,688
150,000	Spin Holdco, Inc., First Lien - Initial Term Loan	L + 4.00%, 0.75% Floor	03/04/2028	148,915
216,233	St. George's University Scholastic Services LLC, First Lien	1M US L + 3.25%	07/17/2025	214,477

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$43,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	$42,889
250,000	U.S. Anesthesia Partners, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 1.00% Floor	06/23/2024	247,170
275,000	Uber Technologies, Inc., First Lien - 2021 Incremental Term Loan	L + 3.50%	04/04/2025	274,112
248,057	UFC Holdings LLC, First Lien	L + 3.25%, 0.75% Floor	04/29/2026	247,455
249,375	UKG, Inc., First Lien - 2021 Incremental Term Loan	L + 4.00%, 0.75% Floor	05/04/2026	249,745
250,000	Verscend Holding Corp., First Lien - B-1 Term Loan	L + 4.00%	08/27/2025	250,348
35,573	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan	1M US L + 3.75%, 1.00% Floor	12/19/2023	35,484
300,000	Virgin Media Bristol LLC, First Lien - Q Term Loan	L + 3.25%	01/31/2029	299,857
249,333	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	236,278
373,122	Windstream Services II LLC, First Lien - Initial Term Loan	1M US L + 6.25%, 1.00% Floor	09/21/2027	373,822
130,648	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	125,422
				14,332,375

TOTAL BANK LOANS
(Cost $17,277,130)				17,319,245

HIGH YIELD DEBT - 59.02%
Australia - 0.37%
40,000	Mineral Resources, Ltd.(f)	8.13%	05/01/2027	44,320
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(f)	5.75%	04/30/2026	123,173
				167,493
Canada - 2.48%
70,000	1011778 BC ULC / New Red Finance, Inc.(f)	4.38%	01/15/2028	70,449
30,000	Baytex Energy Corp.(f)	8.75%	04/01/2027	27,281
10,000	Bombardier, Inc.(f)	8.75%	12/01/2021	10,508
110,000	Bombardier, Inc.(f)	6.13%	01/15/2023	114,648
35,000	Cascades, Inc./Cascades USA, Inc.(f)	5.13%	01/15/2026	37,253
110,000	Cascades, Inc./Cascades USA, Inc.(f)	5.38%	01/15/2028	115,706
35,000	Eldorado Gold Corp.(f)	9.50%	06/01/2024	38,197
70,000	Empire Communities Corp.(f)	7.00%	12/15/2025	73,937
20,000	First Quantum Minerals, Ltd.(f)	7.25%	04/01/2023	20,380
25,000	First Quantum Minerals, Ltd.(f)	6.50%	03/01/2024	25,422

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$85,000	GFL Environmental, Inc.(f)	5.13%	12/15/2026	$89,684
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(f)	6.00%	09/15/2028	108,609
50,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	49,750
55,000	MEG Energy Corp.(f)	7.13%	02/01/2027	57,716
110,000	Mercer International, Inc.(f)	5.13%	02/01/2029	114,098
35,000	Precision Drilling Corp.	7.75%	12/15/2023	35,197
60,000	Precision Drilling Corp.(f)	7.13%	01/15/2026	58,370
70,000	Telesat Canada / Telesat LLC(f)	4.88%	06/01/2027	70,175
				1,117,380
Cayman Islands - 0.31%
58,865	Global Aircraft Leasing Co., Ltd.(c)(f)	6.50% (7.25%)	09/15/2024	56,525
90,000	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	83,357
				139,882
France - 1.34%
100,000	Altice France SA(g)	5.88%	02/01/2027	125,192
120,000	Altice France SA(f)	5.50%	01/15/2028	123,119
100,000	Banijay Entertainment SASU(f)	3.50%	03/01/2025	118,261
100,000	Constantin Investissement 3 SASU(g)	5.38%	04/15/2025	118,899
100,000	Laboratoire Eimer Selas(f)	5.00%	02/01/2029	119,209
				604,680
Germany - 1.38%
100,000	Cheplapharm Arzneimittel GmbH(g)	4.38%	01/15/2028	122,833
100,000	IHO Verwaltungs GmbH(c)(g)	3.75% (4.50%)	09/15/2026	120,056
120,000	Nidda Healthcare Holding GmbH(g)	3.50%	09/30/2024	141,764
100,000	Tele Columbus AG(g)	3.88%	05/02/2025	119,705
100,000	WEPA Hygieneprodukte GmbH(g)	2.88%	12/15/2027	117,515
				621,873
Great Britain - 2.22%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	142,686
100,000	Bellis Acquisition Co. PLC(f)	3.25%	02/16/2026	138,639
55,000	Connect Finco SARL / Connect US Finco LLC(f)	6.75%	10/01/2026	58,646
100,000	eG Global Finance PLC(g)	6.25%	10/30/2025	119,786
60,000	Rolls-Royce PLC(f)	5.75%	10/15/2027	63,918
100,000	Synlab Bondco PLC(e)(f)	3M EUR L + 4.75%	07/01/2025	119,045
35,000	TechnipFMC PLC(f)	6.50%	02/01/2026	36,647
100,000	Thames Water Kemble Finance PLC(g)	4.63%	05/19/2026	140,198
60,000	Virgin Media Finance PLC(f)	5.00%	07/15/2030	60,000
100,000	Vodafone Group PLC(e)	3.00% - 5Y EUR SWAP%	08/27/2080	121,282
				1,000,847
Ireland - 0.77%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(f)	5.25%	08/15/2027	204,216

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Virgin Media Vendor Financing Notes III DAC(f)	4.88%	07/15/2028	$142,600
				346,816
Isle Of Man - 0.27%
100,000	Playtech PLC	3.75%	10/12/2023	119,323

Italy - 1.30%
100,000	Bormioli Pharma SpA(e)(g)	3M EUR L + 3.50%	11/15/2024	116,831
100,000	Brunello Bidco SpA(f)	3.50%	02/15/2028	116,977
100,000	Gamma Bidco SpA(e)(g)	3M EUR L + 6.00%	07/15/2025	118,250
100,000	Guala Closures SpA(e)(f)	3M EUR L + 3.50%	04/15/2024	117,405
100,000	Sofima Holding SpA(g)	3.75%	01/15/2028	118,211
				587,674
Jersey - 0.42%
52,083	CPUK Finance, Ltd.(g)	4.25%	08/28/2022	71,988
100,000	LHC3 PLC(c)(f)	4.13% (9.00%)	08/15/2024	119,264
				191,252
Luxembourg - 3.14%
100,000	Altice Financing SA(f)	3.00%	01/15/2028	112,484
100,000	Altice France Holding SA(f)	4.00%	02/15/2028	110,638
45,000	ArcelorMittal SA	3.60%	07/16/2024	47,428
55,000	ArcelorMittal SA	4.55%	03/11/2026	61,193
15,000	ArcelorMittal SA	7.25%	10/15/2039	20,558
100,000	ARD Finance SA(c)(f)	5.00% (5.75%)	06/30/2027	120,178
100,000	Cirsa Finance International SARL(g)	6.25%	12/20/2023	119,260
85,000	Dana Financing Luxembourg SARL(f)	5.75%	04/15/2025	87,709
100,000	Lincoln Financing SARL(g)	3.63%	04/01/2024	118,722
100,000	Matterhorn Telecom SA(g)	4.00%	11/15/2027	119,590
100,000	Monitchem HoldCo 2 SA(g)	9.50%	09/15/2026	128,932
100,000	Motion Finco SARL(g)	7.00%	05/15/2025	124,014
100,000	Summer BC Holdco B SARL(g)	5.75%	10/31/2026	123,808
100,000	Telenet Finance Luxembourg Notes SARL(g)	3.50%	03/01/2028	121,697
				1,416,211
Netherlands - 2.81%
100,000	Intertrust Group BV(g)	3.38%	11/15/2025	120,525
120,000	OCI NV(f)	4.63%	10/15/2025	124,275
100,000	Sigma Holdco BV(g)	5.75%	05/15/2026	113,376
100,000	Sunshine Mid BV(g)	6.50%	05/15/2026	121,655
100,000	Telefonica Europe BV(d)(e)	4.38%	Perpetual Maturity	127,713
100,000	Trivium Packaging Finance BV(f)	3.75%	08/15/2026	120,474
200,000	UPC Holding BV(f)	5.50%	01/15/2028	207,065
45,000	Ziggo Bond Co. BV(f)	5.13%	02/28/2030	46,069
100,000	Ziggo Bond Co. BV(g)	3.38%	02/28/2030	115,881

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$145,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	$168,027
				1,265,060
Spain - 0.28%
105,000	Lorca Telecom Bondco SA(f)	4.00%	09/18/2027	126,668

Sweden - 0.25%
100,000	Intrum AB(g)	3.00%	09/15/2027	114,139

United States - 41.68%
40,000	Academy, Ltd.(f)	6.00%	11/15/2027	42,200
135,000	Acadia Healthcare Co., Inc.(f)	5.50%	07/01/2028	142,375
10,000	Acadia Healthcare Co., Inc.(f)	5.00%	04/15/2029	10,402
95,000	ACCO Brands Corp.(f)	4.25%	03/15/2029	92,594
30,000	Acrisure LLC / Acrisure Finance, Inc.(f)	10.13%	08/01/2026	34,637
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(f)	5.88%	02/15/2028	48,057
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	111,547
60,000	American Airlines, Inc.(f)	11.75%	07/15/2025	74,294
50,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.50%	04/20/2026	52,097
30,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	31,947
60,000	Apache Corp.	4.75%	04/15/2043	55,740
75,000	APX Group, Inc.(f)	6.75%	02/15/2027	80,548
10,000	Aramark Services, Inc.(f)	6.38%	05/01/2025	10,612
115,000	Aramark Services, Inc.(f)	5.00%	02/01/2028	119,485
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(f)	6.88%	04/01/2027	41,800
85,000	Archrock Partners LP / Archrock Partners Finance Corp.(f)	6.25%	04/01/2028	86,502
105,000	Arconic Corp.(f)	6.13%	02/15/2028	112,022
31,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	31,788
33,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	34,130
30,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(f)	7.00%	11/01/2026	30,037
50,000	AssuredPartners, Inc.(f)	5.63%	01/15/2029	51,012
100,000	Avantor Funding, Inc.(f)	2.63%	11/01/2025	120,298
87,000	Bausch Health Cos., Inc.(f)	6.13%	04/15/2025	89,280
195,000	Bausch Health Cos., Inc.(f)	5.00%	01/30/2028	197,681
90,000	Bausch Health Cos., Inc.(f)	5.00%	02/15/2029	89,550
75,000	Bausch Health Cos., Inc.(f)	5.25%	02/15/2031	74,782
75,000	Big River Steel LLC / BRS Finance Corp.(f)	6.63%	01/31/2029	81,830
35,000	Block Communications, Inc.(f)	4.88%	03/01/2028	35,730
65,000	Boyd Gaming Corp.	6.38%	04/01/2026	67,203
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	10,436

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Boyd Gaming Corp.	4.75%	12/01/2027	$66,372
120,000	Boyne USA, Inc.(f)	7.25%	05/01/2025	125,115
65,000	Brink's Co.(f)	5.50%	07/15/2025	68,778
45,000	Buckeye Partners LP(f)	4.50%	03/01/2028	45,225
55,000	Cablevision Lightpath LLC(f)	5.63%	09/15/2028	55,912
125,000	Caesars Entertainment, Inc.(f)	6.25%	07/01/2025	133,409
45,000	Callon Petroleum Co.	6.38%	07/01/2026	35,662
160,000	Calpine Corp.(f)	5.13%	03/15/2028	160,970
75,000	Cardtronics, Inc. / Cardtronics USA, Inc.(f)	5.50%	05/01/2025	77,250
120,000	Carnival Corp.(f)	5.75%	03/01/2027	123,300
35,000	Carpenter Technology Corp.	6.38%	07/15/2028	37,641
55,000	Carriage Services, Inc.(f)	6.63%	06/01/2026	57,946
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.50%	05/01/2026	103,270
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.00%	02/01/2028	26,466
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.38%	06/01/2029	16,105
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	03/01/2030	124,500
130,000	Cedar Fair LP	5.25%	07/15/2029	133,845
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	68,806
30,000	ChampionX Corp.	6.38%	05/01/2026	31,532
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(f)	5.75%	03/01/2025	81,648
90,000	Cheniere Energy, Inc.(f)	4.63%	10/15/2028	93,581
25,000	Chesapeake Energy Corp.(f)	5.50%	02/01/2026	26,069
40,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	42,475
60,000	CHS/Community Health Systems, Inc.(f)	5.63%	03/15/2027	62,925
30,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	31,763
15,000	CHS/Community Health Systems, Inc.(f)	4.75%	02/15/2031	14,672
65,000	Churchill Downs, Inc.(f)	5.50%	04/01/2027	68,088
10,000	Churchill Downs, Inc.(f)	4.75%	01/15/2028	10,366
145,000	CITGO Petroleum Corp.(f)	7.00%	06/15/2025	149,440
35,000	CITGO Petroleum Corp.(f)	6.38%	06/15/2026	35,360
30,000	Clean Harbors, Inc.(f)	5.13%	07/15/2029	31,937
95,000	Clear Channel Outdoor Holdings, Inc.(f)	7.75%	04/15/2028	94,133
65,000	Cleveland-Cliffs, Inc.(f)	6.75%	03/15/2026	70,769
70,000	Cleveland-Cliffs, Inc.(f)	4.63%	03/01/2029	69,968
20,000	Cleveland-Cliffs, Inc.(f)	4.88%	03/01/2031	19,975
75,000	Colgate Energy Partners III LLC(f)	7.75%	02/15/2026	73,703
34,000	CommScope Technologies LLC(f)	6.00%	06/15/2025	34,728
135,000	CommScope Technologies LLC(f)	5.00%	03/15/2027	133,988
5,000	CommScope, Inc.(f)	5.50%	03/01/2024	5,163
30,000	CommScope, Inc.(f)	6.00%	03/01/2026	31,650

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Compass Group Diversified Holdings LLC(f)	5.25%	04/16/2029	$104,968
85,000	Comstock Resources, Inc.(f)	6.75%	03/01/2029	87,284
70,000	Consolidated Communications, Inc.(f)	5.00%	10/02/2028	70,721
130,000	Covanta Holding Corp.	6.00%	01/01/2027	136,150
25,000	Crocs, Inc.(f)	4.25%	03/15/2029	24,438
62,000	CrownRock LP / CrownRock Finance, Inc.(f)	5.63%	10/15/2025	63,370
115,000	CSC Holdings LLC(f)	5.75%	01/15/2030	121,267
85,000	CSC Holdings LLC(f)	4.63%	12/01/2030	83,725
20,000	Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	21,688
35,000	CVR Energy, Inc.(f)	5.75%	02/15/2028	34,191
20,000	Dana, Inc.	5.38%	11/15/2027	21,038
30,000	Dana, Inc.	5.63%	06/15/2028	32,149
140,000	DaVita, Inc.(f)	4.63%	06/01/2030	142,815
155,000	Delta Air Lines, Inc.(f)	7.00%	05/01/2025	178,682
35,000	DISH DBS Corp.	7.75%	07/01/2026	38,675
35,000	DISH DBS Corp.	7.38%	07/01/2028	36,761
50,000	Dycom Industries, Inc.(f)	4.50%	04/15/2029	50,250
45,000	Edgewell Personal Care Co.(f)	5.50%	06/01/2028	47,582
80,000	Encompass Health Corp.	4.50%	02/01/2028	82,065
70,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(f)	9.50%	07/31/2027	76,169
100,000	Energizer Gamma Acquisition BV(g)	4.63%	07/15/2026	120,840
85,000	EnerSys(f)	4.38%	12/15/2027	87,125
50,000	EnLink Midstream LLC(f)	5.63%	01/15/2028	48,443
15,000	EQM Midstream Partners LP(f)	4.50%	01/15/2029	14,645
70,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	67,988
100,000	ESH Hospitality, Inc.(f)	5.25%	05/01/2025	102,147
55,000	ESH Hospitality, Inc.(f)	4.63%	10/01/2027	58,239
10,000	FirstCash, Inc.(f)	4.63%	09/01/2028	10,219
35,000	FirstEnergy Corp.	5.35%	07/15/2047	39,367
30,000	FirstEnergy Transmission LLC(f)	4.55%	04/01/2049	31,687
5,000	Ford Motor Credit Co. LLC	5.60%	01/07/2022	5,149
30,000	Ford Motor Credit Co. LLC	5.13%	06/16/2025	32,437
45,000	Ford Motor Credit Co. LLC	4.13%	08/17/2027	46,519
100,000	Ford Motor Credit Co. LLC	5.11%	05/03/2029	107,470
30,000	Frontier Communications Corp.(f)	5.88%	10/15/2027	31,856
195,000	Frontier Communications Corp.(f)	5.00%	05/01/2028	198,950
35,000	Frontier Communications Corp.(f)	6.75%	05/01/2029	36,980
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(f)	5.25%	12/01/2027	37,078
100,000	Golden Nugget, Inc.(f)	6.75%	10/15/2024	101,242
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	61,768
35,000	Goodyear Tire & Rubber Co.	5.25%	04/30/2031	35,000
75,000	Greystar Real Estate Partners LLC(f)	5.75%	12/01/2025	77,438

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$55,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(f)	7.38%	12/15/2023	$56,345
40,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(f)	5.75%	01/20/2026	42,554
100,000	Herc Holdings, Inc.(f)	5.50%	07/15/2027	106,608
75,000	Hess Midstream Operations LP(f)	5.63%	02/15/2026	77,391
5,000	Hess Midstream Operations LP(f)	5.13%	06/15/2028	5,067
85,000	Home Point Capital, Inc.(f)	5.00%	02/01/2026	84,256
55,000	Howard Hughes Corp.(f)	4.13%	02/01/2029	53,843
45,000	HUB International, Ltd.(f)	7.00%	05/01/2026	46,774
15,000	Hunt Companies, Inc.(f)	5.25%	04/15/2029	15,000
40,000	IAA, Inc.(f)	5.50%	06/15/2027	42,025
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	10,738
110,000	iHeartCommunications, Inc.(f)	5.25%	08/15/2027	113,333
80,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	90,124
19,000	Ingles Markets, Inc.	5.75%	06/15/2023	19,202
115,000	Intelsat Jackson Holdings SA(f)(h)	8.00%	02/15/2024	119,216
100,000	International Game Technology PLC(g)	3.50%	06/15/2026	119,932
55,000	Iron Mountain, Inc.(f)	5.25%	03/15/2028	57,234
15,000	Iron Mountain, Inc.(f)	5.00%	07/15/2028	15,357
105,000	Iron Mountain, Inc.(f)	4.88%	09/15/2029	106,412
55,000	Iron Mountain, Inc.(f)	5.25%	07/15/2030	56,818
30,000	Itron, Inc.(f)	5.00%	01/15/2026	30,791
95,000	J2 Global, Inc.(f)	4.63%	10/15/2030	96,128
90,000	KAR Auction Services, Inc.(f)	5.13%	06/01/2025	91,737
115,000	Kennedy-Wilson, Inc.	4.75%	03/01/2029	116,581
20,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	20,280
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	124,266
125,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	163,627
190,000	Kraft Heinz Foods Co.	4.38%	06/01/2046	199,075
30,000	Kraft Heinz Foods Co.	4.88%	10/01/2049	33,729
10,000	L Brands, Inc.(f)	9.38%	07/01/2025	12,462
105,000	L Brands, Inc.	7.50%	06/15/2029	119,472
15,000	L Brands, Inc.(f)	6.63%	10/01/2030	17,155
25,000	L Brands, Inc.	6.95%	03/01/2033	27,938
20,000	Lamar Media Corp.	4.00%	02/15/2030	19,982
85,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	81,899
75,000	LD Holdings Group LLC(f)	6.50%	11/01/2025	78,750
80,000	LD Holdings Group LLC(f)	6.13%	04/01/2028	81,192
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	77,344
20,000	Level 3 Financing, Inc.(f)	4.63%	09/15/2027	20,619
15,000	Live Nation Entertainment, Inc.(f)	6.50%	05/15/2027	16,669
35,000	Logan Merger Sub, Inc.(f)	5.50%	09/01/2027	36,685
165,000	Lumen Technologies, Inc.(f)	5.13%	12/15/2026	174,014
125,000	Marriott Ownership Resorts, Inc.(f)	6.13%	09/15/2025	133,079

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$25,000	Marriott Ownership Resorts, Inc. / ILG LLC	6.50%	09/15/2026	$26,152
45,000	Masonite International Corp.(f)	5.38%	02/01/2028	47,832
145,000	MEDNAX, Inc.(f)	6.25%	01/15/2027	155,233
60,000	Mercer International, Inc.	5.50%	01/15/2026	61,613
113,000	Meredith Corp.	6.88%	02/01/2026	116,424
34,000	MGIC Investment Corp.	5.25%	08/15/2028	35,381
85,000	MPH Acquisition Holdings LLC(f)	5.75%	11/01/2028	82,981
45,000	Murphy Oil Corp.	5.88%	12/01/2027	44,142
50,000	NCR Corp.(f)	5.75%	09/01/2027	53,000
105,000	NCR Corp.(f)	5.13%	04/15/2029	105,985
80,000	NCR Corp.(f)	6.13%	09/01/2029	84,835
40,000	NCR Corp.(f)	5.25%	10/01/2030	40,580
55,000	New Enterprise Stone & Lime Co., Inc.(f)	6.25%	03/15/2026	56,478
65,000	New Residential Investment Corp.(f)	6.25%	10/15/2025	65,366
95,000	Nexstar Broadcasting, Inc.(f)	5.63%	07/15/2027	99,720
80,000	Nexstar Broadcasting, Inc.(f)	4.75%	11/01/2028	80,993
80,000	NFP Corp.(f)	6.88%	08/15/2028	83,100
40,000	Novelis Corp.(f)	5.88%	09/30/2026	41,800
60,000	NuStar Logistics LP	6.38%	10/01/2030	64,988
98,000	Occidental Petroleum Corp.(e)	3M US L + 1.45%	08/15/2022	96,999
185,000	Occidental Petroleum Corp.	3.20%	08/15/2026	177,856
55,000	Occidental Petroleum Corp.	4.40%	04/15/2046	47,198
25,000	Occidental Petroleum Corp.	4.40%	08/15/2049	20,954
50,000	Oceaneering International, Inc.	6.00%	02/01/2028	47,927
20,000	Olin Corp.	5.63%	08/01/2029	21,597
105,000	Olin Corp.	5.00%	02/01/2030	110,229
30,000	Ortho-Clinical Diagnostics, Inc. / Ortho- Clinical Diagnostics SA(f)	7.25%	02/01/2028	32,926
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	6.25%	06/15/2025	37,078
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	5.00%	08/15/2027	20,234
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	4.25%	01/15/2029	33,739
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(f)	4.63%	03/15/2030	19,275
10,000	Ovintiv, Inc.	6.50%	08/15/2034	12,124
60,000	Ovintiv, Inc.	6.63%	08/15/2037	72,306
15,000	Ovintiv, Inc.	6.50%	02/01/2038	18,151
50,000	Owens & Minor, Inc.(f)	4.50%	03/31/2029	50,313
105,000	Par Pharmaceutical, Inc.(f)	7.50%	04/01/2027	111,506
30,000	PDC Energy, Inc.	6.13%	09/15/2024	30,840
65,000	PDC Energy, Inc.	5.75%	05/15/2026	67,503
75,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	71,906
40,000	Performance Food Group, Inc.(f)	5.50%	06/01/2024	40,225
25,000	Performance Food Group, Inc.(f)	5.50%	10/15/2027	26,190

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	79

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$25,000	PG&E Corp.	5.00%	07/01/2028	$26,445
95,000	PG&E Corp.	5.25%	07/01/2030	100,819
130,000	Pike Corp.(f)	5.50%	09/01/2028	132,600
55,000	Pilgrim's Pride Corp.(f)	5.75%	03/15/2025	56,202
55,000	Powdr Corp.(f)	6.00%	08/01/2025	58,168
90,000	PowerTeam Services LLC(f)	9.03%	12/04/2025	99,450
40,000	PQ Corp.(f)	5.75%	12/15/2025	41,075
10,000	Prestige Brands, Inc.(f)	5.13%	01/15/2028	10,505
100,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(f)	5.75%	04/15/2026	108,330
120,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(f)	6.25%	01/15/2028	125,088
85,000	Quicken Loans LLC(f)	5.25%	01/15/2028	89,409
45,000	QVC, Inc.	4.75%	02/15/2027	46,659
85,000	QVC, Inc.	4.38%	09/01/2028	85,833
85,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	7.63%	06/15/2025	92,932
75,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.75%	01/15/2029	74,062
115,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(f)	4.00%	10/15/2027	112,844
95,000	RHP Hotel Properties LP / RHP Finance Corp.	4.75%	10/15/2027	97,404
89,000	Rite Aid Corp.(f)	8.00%	11/15/2026	93,561
90,000	Rocket Software, Inc.(f)	6.50%	02/15/2029	90,979
95,000	Royal Caribbean Cruises, Ltd.(f)	5.50%	04/01/2028	95,594
20,000	Sabre GLBL, Inc.(f)	9.25%	04/15/2025	23,875
55,000	Sabre GLBL, Inc.(f)	7.38%	09/01/2025	60,104
100,000	Scientific Games International, Inc.(g)	5.50%	02/15/2026	117,769
25,000	Scotts Miracle-Gro Co.	4.50%	10/15/2029	25,853
85,000	Scripps Escrow II, Inc.(f)	5.38%	01/15/2031	84,522
60,000	SeaWorld Parks & Entertainment, Inc.(f)	9.50%	08/01/2025	65,322
10,000	SEG Holding LLC / SEG Finance Corp.(f)	5.63%	10/15/2028	10,488
35,000	Shea Homes LP / Shea Homes Funding Corp.(f)	4.75%	02/15/2028	35,696
35,000	Shea Homes LP / Shea Homes Funding Corp.(f)	4.75%	04/01/2029	35,490
55,000	Signal Parent, Inc.(f)	6.13%	04/01/2029	54,588
35,000	Signature Aviation US Holdings, Inc.(f)	5.38%	05/01/2026	35,787
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	118,279
30,000	Sirius XM Radio, Inc.(f)	4.63%	07/15/2024	30,940
5,000	Sirius XM Radio, Inc.(f)	5.50%	07/01/2029	5,416
100,000	Six Flags Entertainment Corp.(f)	5.50%	04/15/2027	103,750
30,000	Six Flags Theme Parks, Inc.(f)	7.00%	07/01/2025	32,494
30,000	SM Energy Co.	5.63%	06/01/2025	27,813
20,000	Southwestern Energy Co.	7.75%	10/01/2027	21,413

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$40,000	Southwestern Energy Co.	8.38%	09/15/2028	$43,975
100,000	Spectrum Brands, Inc.(f)	5.00%	10/01/2029	105,750
70,000	SS&C Technologies, Inc.(f)	5.50%	09/30/2027	74,641
110,000	Station Casinos LLC(f)	4.50%	02/15/2028	109,794
40,000	Stevens Holding Co., Inc.(f)	6.13%	10/01/2026	43,042
110,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	112,188
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	41,725
30,000	Summit Materials LLC / Summit Materials Finance Corp.(f)	5.13%	06/01/2025	30,559
95,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(f)	7.50%	06/15/2025	98,859
50,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(f)	6.00%	03/01/2027	50,625
15,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	15,731
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	20,788
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	20,862
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	105,094
10,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(f)	4.00%	01/15/2032	9,418
120,000	TEGNA, Inc.(f)	4.75%	03/15/2026	127,500
135,000	Tenet Healthcare Corp.	5.13%	05/01/2025	137,066
135,000	Tenet Healthcare Corp.(f)	6.25%	02/01/2027	142,730
15,000	Tenet Healthcare Corp.(f)	5.13%	11/01/2027	15,723
75,000	Tenet Healthcare Corp.(f)	4.63%	06/15/2028	76,967
20,000	Tenet Healthcare Corp.(f)	6.13%	10/01/2028	20,900
75,000	Tennant Co.	5.63%	05/01/2025	77,438
55,000	Tms International Holding Corp.(f)	7.25%	08/15/2025	56,238
40,000	TPC Group, Inc.(f)	10.50%	08/01/2024	36,220
105,000	TransDigm, Inc.(f)	8.00%	12/15/2025	114,450
70,000	TransDigm, Inc.(f)	6.25%	03/15/2026	74,302
30,000	TransDigm, Inc.	5.50%	11/15/2027	31,099
105,000	TransDigm, Inc.(f)	4.63%	01/15/2029	103,666
10,000	Tronox, Inc.(f)	6.50%	05/01/2025	10,738
80,000	Uber Technologies, Inc.(f)	7.50%	05/15/2025	86,437
20,000	Uber Technologies, Inc.(f)	6.25%	01/15/2028	21,809
100,000	UGI International LLC(f)	3.25%	11/01/2025	120,134
55,000	Univar Solutions USA, Inc./Washington(f)	5.13%	12/01/2027	57,327
15,000	Univision Communications, Inc.(f)	9.50%	05/01/2025	16,500
20,000	Univision Communications, Inc.(f)	6.63%	06/01/2027	21,396
40,000	US Foods, Inc.(f)	6.25%	04/15/2025	42,933

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	81

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	$30,951
85,000	Viasat, Inc.(f)	5.63%	09/15/2025	86,505
20,000	VICI Properties LP / VICI Note Co., Inc.(f)	4.25%	12/01/2026	20,493
20,000	VICI Properties LP / VICI Note Co., Inc.(f)	4.63%	12/01/2029	20,781
35,000	VICI Properties LP / VICI Note Co., Inc.(f)	4.13%	08/15/2030	35,348
65,000	Vine Engergy Holdings LLC(f)	6.75%	04/15/2029	65,000
115,000	Vista Outdoor, Inc.(f)	4.50%	03/15/2029	114,003
115,000	VM Consolidated, Inc.(f)	5.50%	04/15/2029	117,982
140,000	Western Midstream Operating LP	5.50%	08/15/2048	138,477
40,000	Wolverine World Wide, Inc.(f)	6.38%	05/15/2025	42,700
180,000	Xerox Holdings Corp.(f)	5.00%	08/15/2025	188,082
55,000	XPO Logistics, Inc.(f)	6.25%	05/01/2025	59,254
				18,788,836

TOTAL HIGH YIELD DEBT
(Cost $25,747,933)				26,608,134

Shares/Description				Value
RIGHTS - 0.00%(b)(i)
198	DBI Investors, Inc., Strike Price 11.50, Expires 12/31/2049(a)			10

TOTAL RIGHTS
(Cost $11,231)				10

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)			–
11	Toys R Us Propco Warrant, Strike Price 11.50, Expires 12/31/2049(a)			–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049			2,923

TOTAL WARRANTS
(Cost $106,180)				2,923

SHORT-TERM INVESTMENTS - 6.51%
2,933,437	State Street Institutional Trust (7 Day Yield 0.01%)			2,933,437

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,933,437)				2,933,437

TOTAL INVESTMENTS - 105.44%
(Cost $46,907,549)				47,538,348
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.11%				50,000

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

Shares/Description	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.55)%	(2,504,174)
NET ASSETS - 100.00%	$45,084,174

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2021 was 0.11%

2M US L - 2 Month LIBOR as of March 31, 2021 was 0.13%

3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

6M US L - 6 Month LIBOR as of March 31, 2021 was 0.21%

1M EUR L - 1 Month EURIBOR as of December 31, 2020 was -0.56%

3M EUR L - 3 Month EURIBOR as of March 31, 2021 was -0.54%

6M EUR L - 6 Month EURIBOR as of March 31, 2021 was -0.52%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of March 31, 2021 was -0.31%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $17,921,254, which represents approximately 39.75% of net assets as of March 31, 2021.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of March 31, 2021, the aggregate fair value of those securities was $3,351,368, representing 7.43% of net assets.
(h)	Security is currently in default.
(i)	Less than 0.005%.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	83

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2021 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2021	Fund Delivering	U.S. $ Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)
State Street Corporation	4/8/2021	USD	5,680,228	EUR	5,535,904	$144,324
State Street Corporation	4/8/2021	USD	1,651,649	EUR	1,609,683	41,966
State Street Corporation	4/8/2021	USD	348,558	GBP	345,914	2,644
State Street Corporation	4/8/2021	USD	508,479	GBP	504,622	3,857
						$192,791

State Street Corporation	4/8/2021	EUR	101,548	USD	102,138	$(590)
State Street Corporation	4/8/2021	USD	139,114	GBP	139,806	(692)
						$(1,282)

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2021 (Unaudited)

ASSETS:
Investment in securities:
At cost	$72,141,628
At value	$79,243,391
Cash	74,733
Receivable for fund investments sold	3,268,778
Dividends receivable	113,659
Receivable for fund shares sold	48,003
Interest receivable	20,462
Prepaid expenses and other assets	18,933
Total Assets	82,787,959
LIABILITIES:
Payable for fund investments purchased	1,721,785
Facility loan fee payable	2,420
Payable for fund shares redeemed	291
Payable to Adviser	68,943
Payable for fund accounting and administration fees	13,875
Accrued 12b-1 fees - Class R Shares	6,097
Payable for custodian fees	21,068
Payable for audit fees	13,636
Payable to transfer agent	7,505
Other accrued expenses	5,333
Total Liabilities	1,860,953
Net Assets	$80,927,006
NET ASSETS CONSIST OF:
Paid-in capital	$67,862,655
Total distributable earnings	13,064,351
Net Assets	$80,927,006
PRICING OF SHARES:
Class I Shares
Net Assets	$52,237,504
Shares of common stock outstanding (unlimited number of shares, no par value)	5,843,530
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.94
Class R Shares
Net Assets	$28,689,502
Shares of common stock outstanding (unlimited number of shares, no par value)	3,205,465
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.95

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	85

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2021 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,908,711,390
At value	$1,848,680,802
Investment in affiliates:
At cost	32,858,218
At value	31,954,120
Cash	58,681
Receivable for fund investments sold	39,278,687
Interest receivable	6,711,595
Receivable for fund shares sold	6,248,536
Dividends receivable	797,048
Prepaid expenses and other assets	199,587
Total Assets	1,933,929,056
LIABILITIES:
Payable for fund investments purchased	47,005,605
Facility loan fee payable	58,496
Payable for fund shares redeemed	1,289,914
Payable to Adviser	1,163,052
Payable for fund accounting and administration fees	405,315
Accrued 12b-1 fees - Class R Shares	28,305
Payable for custodian fees	89,312
Payable for audit fees	21,618
Payable to transfer agent	35,008
Payable to Trustees	209
Other accrued expenses	50,635
Total Liabilities	50,147,469
Net Assets	$1,883,781,587
NET ASSETS CONSIST OF:
Paid-in capital	$1,983,356,662
Total distributable earnings/(accumulated deficit)	(99,575,075)
Net Assets	$1,883,781,587
PRICING OF SHARES:
Class I Shares
Net Assets	$1,750,303,847
Shares of common stock outstanding (unlimited number of shares, no par value)	168,160,629
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.41
Class R Shares
Net Assets	$133,477,740
Shares of common stock outstanding (unlimited number of shares, no par value)	12,799,155
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.43

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2021 (Unaudited)

ASSETS:
Investment in securities:
At cost	$46,907,549
At value	$47,538,348
Cash	30,749
Foreign currency, at value (Cost $187,758)	186,800
Receivable for fund investments sold	689,896
Interest receivable	385,095
Unrealized appreciation on forward foreign currency contracts	192,791
Cash segregated at custodian for forward foreign currency contracts	50,000
Dividends receivable	1,962
Prepaid expenses and other assets	20,388
Total Assets	49,096,029
LIABILITIES:
Payable for fund investments purchased	2,873,585
Facility loan payable	1,000,000
Interest payable on facility loan	9
Facility loan fee payable	1,507
Payable for fund shares redeemed	3,865
Unrealized depreciation on forward foreign currency contracts	1,282
Payable to Adviser	27,018
Payable for fund accounting and administration fees	57,901
Accrued 12b-1 fees - Class R Shares	1,046
Payable for custodian fees	19,789
Payable for audit fees	16,624
Payable to transfer agent	5,726
Payable to Trustees	23
Other accrued expenses	3,480
Total Liabilities	4,011,855
Net Assets	$45,084,174
NET ASSETS CONSIST OF:
Paid-in capital	$50,090,441
Total distributable earnings/(accumulated deficit)	(5,006,267)
Net Assets	$45,084,174

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	87

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2021 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$40,232,349
Shares of common stock outstanding (unlimited number of shares, no par value)	4,253,895
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.46
Class R Shares
Net Assets	$4,851,825
Shares of common stock outstanding (unlimited number of shares, no par value)	513,540
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.45

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,523,893
Interest income	124,088
Other income	25,642
Total Investment Income	2,673,623

EXPENSES:
Investment Adviser fee	396,841
12b-1 fees - Class R Shares	35,242
Accounting and administration fee	22,584
Registration expenses	22,243
Transfer agent expenses	21,315
Compliance expense	15,456
Audit expenses	13,222
Custodian expenses	11,601
Printing expenses	5,976
Facility loan fees	5,016
Legal expenses	4,142
Trustee expenses	3,431
Insurance expenses	789
Miscellaneous expenses	5,679
Total Expenses	563,537
Net Investment Income	2,110,086

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	6,109,611
Net realized gain	6,109,611
Net change in unrealized appreciation/depreciation on:
Investments	9,421,032
Net change in unrealized appreciation/depreciation	9,421,032
Net Realized and Unrealized Gain on Investments	15,530,643
Net Increase in Net Assets Resulting from Operations	$17,640,729

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	89

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend income	$13,958,307
Dividend income from affiliated securities	563,478
Interest income	34,934,235
Other income	90,535
Foreign taxes withheld	(4,970)
Total Investment Income	49,541,585

EXPENSES:
Investment Adviser fee, net of voluntary waiver	6,739,443
Accounting and administration fee	500,344
12b-1 fees - Class R Shares	161,418
Facility loan fees	118,940
Transfer agent expenses	84,432
Trustee expenses	81,041
Compliance expense	79,548
Printing expenses	60,516
Legal expenses	58,956
Registration expenses	52,219
Custodian expenses	40,972
Audit expenses	21,204
Insurance expenses	18,396
Miscellaneous expenses	55,497
Total Expenses	8,072,926
Net Investment Income	41,468,659

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	15,748,763
Net realized gain	15,748,763
Net change in unrealized appreciation/depreciation on:
Investments	20,910,007
Affiliated Investments	760,100
Net change in unrealized appreciation/depreciation	21,670,107
Net Realized and Unrealized Gain on Investments	37,418,870
Net Increase in Net Assets Resulting from Operations	$78,887,529

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend income	$102,874
Interest income	1,061,403
Other income	19,592
Foreign taxes withheld	(2,392)
Total Investment Income	1,181,477

EXPENSES:
Investment Adviser fee	230,202
Accounting and administration fee	57,161
Registration expenses	19,881
Transfer agent expenses	17,202
Audit expenses	16,210
Compliance expense	14,322
Custodian expenses	10,965
12b-1 fees - Class R Shares	6,213
Printing expenses	3,707
Facility loan fees	3,051
Trustee expenses	2,072
Legal expenses	1,395
Insurance expenses	482
Interest expense on facility loan	9
Miscellaneous expenses	3,979
Total expenses	386,851
Less fees waived/reimbursed by Investment Adviser:	(69,866)
Class I Shares	(62,321)
Class R Shares	(7,545)
Net Expenses	316,985
Net Investment Income	864,492

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	288,145
Forward Foreign Currency Contracts	(99,582)
Translation of assets and liabilities denominated in foreign currencies	(3,960)
Net realized gain	184,603
Net change in unrealized appreciation/depreciation on:
Investments	1,544,432
Forward Foreign Currency Contracts	81,137
Translation of assets and liabilities denominated in foreign currencies	(6,724)
Net change in unrealized appreciation/depreciation	1,618,845
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	1,803,448
Net Increase in Net Assets Resulting from Operations	$2,667,940

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	91

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,110,086	$1,796,728
Net realized gain	6,109,611	2,957,569
Long-term capital gains from other investment companies	–	1,011,327
Net change in unrealized appreciation/depreciation on investments	9,421,032	(7,771,480)
Net increase/(decrease) in net assets resulting from operations	17,640,729	(2,005,856)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(2,016,545)	(2,659,147)
Class R shares	(1,091,660)	(1,527,249)
Net decrease in net assets from distributions to shareholders	(3,108,205)	(4,186,396)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	3,512,476	22,357,753
Reinvestment of distributions	1,747,116	2,231,392
Cost of shares redeemed	(12,371,945)	(36,906,930)
Net decrease in net assets from capital share transactions	(7,112,353)	(12,317,785)
Class R Shares
Proceeds from shares sold	1,029,428	5,640,144
Reinvestment of distributions	1,041,143	1,460,842
Cost of shares redeemed	(5,771,001)	(18,389,204)
Net decrease in net assets from capital share transactions	(3,700,430)	(11,288,218)
Net Increase/(Decrease) in Net Assets	3,719,741	(29,798,255)

NET ASSETS:
Beginning of period/year	$77,207,265	$107,005,520
End of period/year	80,927,006	77,207,265

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	421,487	3,161,984
Shares issued in reinvestment of distributions	211,793	294,928
Shares redeemed	(1,518,639)	(5,005,286)
Net decrease from share transactions	(885,359)	(1,548,374)

Class R Shares
Shares sold	123,482	874,710
Shares issued in reinvestment of distributions	126,155	194,516
Shares redeemed	(702,522)	(2,414,622)
Net decrease from share transactions	(452,885)	(1,345,396)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	93

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,468,659	$83,771,662
Net realized gain	15,748,763	19,390,925
Long-term capital gains from other investment companies	–	36,569
Net change in unrealized appreciation/depreciation on investments	21,670,107	(54,425,827)
Net increase in net assets resulting from operations	78,887,529	48,773,329

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(40,013,057)	(79,390,062)
Class R shares	(2,871,281)	(6,188,907)
From tax return of capital
Class I shares	–	(2,716,414)
Class R shares	–	(204,602)
Net decrease in net assets from distributions to shareholders	(42,884,338)	(88,499,985)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	284,724,140	611,196,220
Reinvestment of distributions	35,074,688	68,779,135
Cost of shares redeemed	(289,785,180)	(814,875,369)
Net increase/(decrease) in net assets from capital share transactions	30,013,648	(134,900,014)
Class R Shares
Proceeds from shares sold	24,238,342	40,377,316
Reinvestment of distributions	2,820,544	6,146,105
Cost of shares redeemed	(25,521,912)	(80,913,738)
Net increase/(decrease) in net assets from capital share transactions	1,536,974	(34,390,317)
Net Increase/(Decrease) in Net Assets	67,553,813	(209,016,987)

NET ASSETS:
Beginning of period/year	$1,816,227,774	$2,025,244,761
End of period/year	1,883,781,587	1,816,227,774

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	27,257,954	60,904,804
Shares issued in reinvestment of distributions	3,374,712	6,809,776
Shares redeemed	(27,869,355)	(82,235,772)
Net increase/(decrease) from share transactions	2,763,311	(14,521,192)

Class R Shares
Shares sold	2,311,843	3,986,283
Shares issued in reinvestment of distributions	270,883	606,703
Shares redeemed	(2,442,687)	(8,089,175)
Net increase/(decrease) from share transactions	140,039	(3,496,189)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	95

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$864,492	$1,790,458
Net realized gain/(loss)	184,603	(1,982,955)
Net change in unrealized appreciation/depreciation	1,618,845	(221,560)
Net increase/(decrease) in net assets resulting from operations	2,667,940	(414,057)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(736,467)	(1,711,826)
Class R Shares	(82,997)	(212,395)
From tax return of capital
Class I Shares	–	(362,852)
Class R Shares	–	(44,662)
Net decrease in net assets from distributions to shareholders	(819,464)	(2,331,735)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	193,994	1,466,082
Reinvestment of distributions	734,616	2,064,745
Cost of shares redeemed	(2,720,332)	(6,011,805)
Net decrease in net assets from capital share transactions	(1,791,722)	(2,480,978)

Class R Shares
Proceeds from shares sold	211,426	602,945
Reinvestment of distributions	81,964	249,412
Cost of shares redeemed	(629,294)	(1,505,591)
Net decrease in net assets from capital share transactions	(335,904)	(653,234)

Net Decrease in Net Assets	(279,150)	(5,880,004)

NET ASSETS:
Beginning of period/year	$45,363,324	$51,243,328
End of period/year	45,084,174	45,363,324

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	20,492	174,046
Shares issued in reinvestment of distributions	78,453	226,317
Shares redeemed	(288,049)	(703,397)
Net decrease from share transactions	(189,104)	(303,034)

Class R Shares
Shares sold	22,397	65,278
Shares issued in reinvestment of distributions	8,762	27,369
Shares redeemed	(67,182)	(165,647)
Net decrease from share transactions	(36,023)	(73,000)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2021	97

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
$7.43		$8.05	$10.88		$12.37		$11.33		$10.74

0.22		0.16	0.24		0.27		0.17		0.23
1.62		(0.41)	(0.25	)(b)	0.42		1.45		1.33
1.84		(0.25)	(0.01)		0.69		1.62		1.56

(0.20)		(0.19)	(0.18)		(0.40)		(0.30)		(0.42)
(0.13)		(0.18)	(2.64)		(1.78)		(0.28)		(0.45)
–		–	–		–		–		(0.10)
(0.33)		(0.37)	(2.82)		(2.18)		(0.58)		(0.97)
–		–	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)
1.51		(0.62)	(2.83)		(1.49)		1.04		0.59
$8.94		$7.43	$8.05		$10.88		$12.37		$11.33
25.19	%(e)	(3.00%)	3.51%		5.92%		14.71%		15.35%

$52,238		$49,994	$66,662		$65,592		$109,627		$201,712

N/A	(g)	N/A	1.22%		N/A		1.12%		N/A

N/A	(g)	N/A	1.22%		N/A		1.12%		N/A

N/A	(g)	N/A	2.88%		N/A		1.45%		N/A

N/A	(g)	N/A	2.88%		N/A		1.45%		N/A

1.33	%(g)	1.29%	1.22%		1.17%		1.12%		1.11%

1.33	%(g)	1.29%	1.22%		1.17%		1.12%		1.11%

5.39	%(g)	2.10%	2.88%		2.37%		1.45%		2.11%

5.39	%(g)	2.10%	2.88%		2.37%		1.45%		2.11%
83	%(e)	110%	36%		58	%(h)	39	%(h)	19%

Semi-Annual Report | March 31, 2021	99

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
$7.44		$8.06	$10.89		$12.37		$11.32		$10.74

0.21		0.15	0.22		0.23		0.16		0.20
1.62		(0.42)	(0.26	)(b)	0.44		1.44		1.32
1.83		(0.27)	(0.04)		0.67		1.60		1.52

(0.19)		(0.18)	(0.17)		(0.37)		(0.27)		(0.40)
(0.13)		(0.17)	(2.62)		(1.78)		(0.28)		(0.45)
–		–	–		–		–		(0.09)
(0.32)		(0.35)	(2.79)		(2.15)		(0.55)		(0.94)
–		–	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)
1.51		(0.62)	(2.83)		(1.48)		1.05		0.58
$8.95		$7.44	$8.06		$10.89		$12.37		$11.32
25.00	%(e)	(3.24%)	3.23%		5.70%		14.51%		14.98%

$28,690		$27,213	$40,344		$67,199		$213,737		$568,198

N/A	(g)	N/A	1.48%		N/A		1.37%		N/A
N/A	(g)	N/A	1.48%		N/A		1.37%		N/A

N/A	(g)	N/A	2.62%		N/A		1.38%		N/A

N/A	(g)	N/A	2.62%		N/A		1.38%		N/A

1.58	%(g)	1.54%	1.48%		1.41%		1.37%		1.36%
1.58	%(g)	1.54%	1.48%		1.41%		1.37%		1.36%

5.17	%(g)	1.93%	2.62%		2.02%		1.38%		1.90%

5.17	%(g)	1.93%	2.62%		2.02%		1.38%		1.90%
83	%(e)	110%	36%		58	%(h)	39	%(h)	19%

Semi-Annual Report | March 31, 2021	103

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.
(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$10.20		$10.33	$10.08	$10.61	$10.61	$10.37

0.24		0.45	0.52	0.47	0.40	0.51
0.21		(0.10)	0.28	(0.44)	0.08	0.39
0.45		0.35	0.80	0.03	0.48	0.90

(0.24)		(0.46)	(0.55)	(0.51)	(0.45)	(0.64)
–		–	–	(0.04)	(0.03)	–
–		(0.02)	–	(0.01)	–	(0.02)
(0.24)		(0.48)	(0.55)	(0.56)	(0.48)	(0.66)
–		–	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.21		(0.13)	0.25	(0.53)	–	0.24
$10.41		$10.20	$10.33	$10.08	$10.61	$10.61

4.48	%(d)	3.51%	8.21%	0.33%	4.67%	9.00%

$1,750,304		$1,686,872	$1,858,103	$1,715,495	$2,024,142	$1,822,874

N/A	(f)	N/A	0.86%	N/A	N/A	N/A
N/A	(f)	N/A	0.86%	N/A	N/A	N/A

N/A	(f)	N/A	5.13%	N/A	N/A	N/A

N/A	(f)	N/A	5.13%	N/A	N/A	N/A

0.87	%(f)	0.87%	0.86%	0.86%	0.85%	0.86%
0.87	%(f)	0.87%	0.86%	0.86%	0.85%	0.86%

4.57	%(f)	4.42%	5.13%	4.60%	3.80%	4.92%

4.57	%(f)	4.42%	5.13%	4.60%	3.80%	4.92%
43	%(d)	81%	60%	37%	50%	36%

Semi-Annual Report | March 31, 2021	107

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$10.22		$10.35	$10.09	$10.62	$10.62	$10.39

0.22		0.43	0.50	0.45	0.38	0.49
0.22		(0.10)	0.28	(0.45)	0.08	0.37
0.44		0.33	0.78	–	0.46	0.86

(0.23)		(0.44)	(0.52)	(0.48)	(0.43)	(0.61)
–		–	–	(0.04)	(0.03)	–
–		(0.02)	–	(0.01)	–	(0.02)
(0.23)		(0.46)	(0.52)	(0.53)	(0.46)	(0.63)
–		–	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.21		(0.13)	0.26	(0.53)	–	0.23
$10.43		$10.22	$10.35	$10.09	$10.62	$10.62

4.34	%(d)	3.24%	8.03%	0.07%	4.40%	8.62%

$133,478		$129,355	$167,141	$165,472	$208,143	$230,953

N/A	(f)	N/A	1.11%	N/A	N/A	N/A
N/A	(f)	N/A	1.11%	N/A	N/A	N/A

N/A	(f)	N/A	4.90%	N/A	N/A	N/A

N/A	(f)	N/A	4.90%	N/A	N/A	N/A

1.12	%(f)	1.12%	1.11%	1.11%	1.10%	1.11%
1.12	%(f)	1.12%	1.11%	1.11%	1.10%	1.11%

4.32	%(f)	4.18%	4.90%	4.34%	3.56%	4.67%

4.32	%(f)	4.18%	4.90%	4.34%	3.56%	4.67%
43	%(d)	81%	60%	37%	50%	36%

Semi-Annual Report | March 31, 2021	111

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

112	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

114	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$9.09		$9.55	$9.58	$9.73	$9.48	$9.18

0.18		0.34	0.38	0.39	0.35	0.44
0.36		(0.35)	0.07	(0.18)	0.31	0.44
0.54		(0.01)	0.45	0.21	0.66	0.88

(0.17)		(0.37)	(0.48)	(0.24)	(0.38)	(0.55)
–		(0.08)	–	(0.12)	(0.03)	(0.03)
(0.17)		(0.45)	(0.48)	(0.36)	(0.41)	(0.58)
–		–	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.37		(0.46)	(0.03)	(0.15)	0.25	0.30
$9.46		$9.09	$9.55	$9.58	$9.73	$9.48

5.96	%(d)	(0.02%)	4.85%	2.22%	7.11%	10.09%

$40,232		$40,375	$45,306	$49,856	$63,842	$73,580

1.65	%(f)	N/A	1.58%	1.54%	1.35%	1.34%
1.35	%(f)	N/A	1.36%	1.36%	1.35%	1.34%

3.48	%(f)	N/A	3.83%	3.84%	3.59%	4.86%

3.78	%(f)	N/A	4.05%	4.02%	3.59%	4.86%

1.65	%(f)	1.69%	1.57%	1.53%	1.35%	1.34%
1.35	%(f)	1.35%	1.35%	1.35%	1.35%	1.34%

3.48	%(f)	3.43%	3.84%	3.83%	3.59%	4.86%

3.78	%(f)	3.78%	4.06%	4.01%	3.59%	4.86%
38	%(d)	80%	52%	76%	121%	40%

Semi-Annual Report | March 31, 2021	115

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

116	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

118	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2021 (Unaudited)		For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
$9.08		$9.54	$9.58	$9.72	$9.47	$9.17

0.17		0.32	0.36	0.36	0.32	0.43
0.36		(0.36)	0.05	(0.16)	0.32	0.43
0.53		(0.04)	0.41	0.20	0.64	0.86

(0.16)		(0.35)	(0.45)	(0.23)	(0.36)	(0.54)
–		(0.07)	–	(0.11)	(0.03)	(0.02)
(0.16)		(0.42)	(0.45)	(0.34)	(0.39)	(0.56)
–		–	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.37		(0.46)	(0.04)	(0.14)	0.25	0.30
$9.45		$9.08	$9.54	$9.58	$9.72	$9.47

5.83	%(d)	(0.27%)	4.48%	2.07%	6.83%	9.83%

$4,852		$4,989	$5,937	$6,758	$7,635	$7,203

1.90	%(f)	N/A	1.83%	1.79%	1.63%	1.62%
1.60	%(f)	N/A	1.61%	1.61%	1.60%	1.60%

3.23	%(f)	N/A	3.58%	3.60%	3.29%	4.69%

3.53	%(f)	N/A	3.80%	3.78%	3.33%	4.71%

1.90	%(f)	1.95%	1.82%	1.78%	1.63%	1.62%
1.60	%(f)	1.60%	1.60%	1.60%	1.60%	1.60%

3.23	%(f)	3.19%	3.59%	3.59%	3.29%	4.69%

3.53	%(f)	3.53%	3.81%	3.77%	3.33%	4.71%
38	%(d)	80%	52%	76%	121%	40%

Semi-Annual Report | March 31, 2021	119

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

120	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on the fiscal period end of the Funds.

Semi-Annual Report | March 31, 2021	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2021, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Semi-Annual Report | March 31, 2021	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Semi-Annual Report | March 31, 2021	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

The following is a summary of the inputs used at March 31, 2021 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$46,977,958	$–	$–	$46,977,958
Business Development Companies	4,573,506	–	–	4,573,506
Common Stocks	3,415,184	–	–	3,415,184
Exchange Traded Funds	3,372,192	–	–	3,372,192
Preferred Stocks	378,898	–	–	378,898
Business Development Company Notes	2,509,697	1,224,241	–	3,733,938
Convertible Corporate Bonds	–	1,941,176	–	1,941,176
U.S. Government Bonds and Notes	–	1,185,866	–	1,185,866
Rights	13,131	–	–	13,131
Warrants	38,014	–	–	38,014
Short-Term Investments	13,613,528	–	–	13,613,528
Total	$74,892,108	$4,351,283	$–	$79,243,391

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$287,959,071	$–	$–	$287,959,071
Business Development Companies	4,499,583	–	–	4,499,583
Common Stocks	87,301	–	–	87,301
Open-End Funds	31,954,120	–	–	31,954,120
Preferred Stocks	8,758,200	–	–	8,758,200
Business Development Company Notes	42,696,635	–	–	42,696,635
Foreign Corporate Bonds	–	87,243,179	–	87,243,179
U.S. Corporate Bonds	–	121,906,920	–	121,906,920
Convertible Corporate Bonds	–	16,920,917	–	16,920,917
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	13,030,130	–	13,030,130
Bank Loans	–	39,474,877	–	39,474,877
Collateralized Loan Obligations	–	51,757,920	–	51,757,920
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	406,332,974	–	406,332,974
U.S. Government Bonds and Notes	–	178,501,763	–	178,501,763
Municipal Bonds	–	403,092	–	403,092
U.S. Government / Agency Mortgage Backed Securities	–	262,915,117	–	262,915,117
Short-Term Investments	318,846,926	7,334,947	–	326,181,873
Total	$694,801,836	$1,185,821,836	$11,250	$1,880,634,922

Semi-Annual Report | March 31, 2021	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$509,350	$–	$–	$509,350
Common Stocks	–	584	54,654	55,238
Preferred Stocks	–	–	110,011	110,011
Bank Loans	–	17,319,245	–	17,319,245
High Yield Debt	–	26,608,134	–	26,608,134
Rights	–	–	10	10
Warrants	–	2,923	–	2,923
Short-Term Investments	2,933,437	–	–	2,933,437
Total	$3,442,787	$43,930,886	$164,675	$47,538,348

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$192,792	$–	$192,792
Liabilities
Forward Foreign Currency Contracts	$–	$(1,281)	$–	$(1,281)
Total	$–	$191,511	$–	$191,511

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2020	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2021	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2021
Strategic Income Fund
Equity-Linked Note	$11,250	$–	$–	$–	$–	$–	$–	$–	$11,250	$–
	$11,250	$–	$–	$–	$–	$–	$–	$–	$11,250	$–

High Income Fund
Common Stocks	$38,113	$–	$–	$16,975	$–	$–	$–	$(434)	$54,654	$16,896
Preferred Stocks	96,490	–	–	6,521	7,000	–	–	–	110,011	6,520
Bank Loans	68,060	–	(4,311)	41,936	–	(105,685)	–	–	–	–
Rights	32	–	–	(22)	–	–	–	–	10	(22)
	$202,695	$–	$(4,311)	$65,410	$7,000	$(105,685)	$–	$(434)	$164,675	$23,394

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Equity-Linked Note	11,250	Vendor Price	Indicative Broker Quote	N/A

Semi-Annual Report | March 31, 2021	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$ 54,654	Vendor Price	Indicative Broker Quotes	$20.50-$24.00
		Market Comparable Companies	EBITDA Multiple	4.75x
			Revenue Multiple	0.21x-0.29x
			Liquidity Discount	80.57%
			Company Provided
			Financial Information	N/A
Preferred Stocks	110,011	Market Comparable Companies	EBITDA Multiple	9.25x-9.75x
			Company Provided
			Financial Information	N/A
Rights	10	Market Comparable Companies	Revenue Multiple	0.21x-0.29x
			Liquidity Discount	80.57%
			Company Provided
			Financial Information	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Indicative Broker Quotes	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Revenue Multiple	Increase	Decrease
Liquidity Discount	Decrease	Increase

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2021, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Semi-Annual Report | March 31, 2021	131

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2021:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$192,791

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(1,282)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2021:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$(99,582)	$81,137

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

The forward currency contracts average notional amount during the six months ended March 31, 2021, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$6,652,137

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2021.

Offsetting of Derivatives Asset
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$192,791	$–	$192,791	$(1,282)	$–	$191,509
Total	$192,791	$–	$192,791	$(1,282)	$–	$191,509

Semi-Annual Report | March 31, 2021	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Offsetting of Derivatives Liability
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$1,282		$1,282	$(1,282)	$–	$–
Total	$1,282	$–	$1,282	$(1,282)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2021, the Strategic Income Fund and High Income Fund had $6,808,552 and $2,548,585 respectively, in unsettled domestic and foreign loan commitments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2022 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board.

Semi-Annual Report | March 31, 2021	135

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

For the year ended September 30, 2020, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2022	2023	2024
High Income Fund
Class I	$104,992	$145,507	$62,321
Class R	$13,864	$19,074	$7,545
Total	$111,856	$164,581	$69,866

For the six months ended March 31, 2021, the Adviser voluntarily waived $90,652 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $1,000 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2020, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$2,155,943	$77,500	$1,952,953	$–	$4,186,396
Strategic Income Fund	85,578,969	–	–	2,921,016	88,499,985
High Income Fund	1,924,221	–	–	407,514	2,331,735

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2020, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$–	$–
Strategic Income Fund	(59,431)	59,431
High Income Fund	–	–

Semi-Annual Report | March 31, 2021	137

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

At September 30, 2020, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$–	$1,274,363	$(2,732,164)	$(10,372)	$(1,468,173)
Strategic Income Fund	–	(47,357,781)	(88,220,485)	–	(135,578,266)
High Income Fund	–	(5,588,456)	(837,357)	(428,930)	(6,854,743)

Capital Losses: As of March 31, 2021, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short- Term	Non-Expiring Long- Term
Strategic Income Fund	$–	$47,357,781
High Income Fund	694,327	3,505,932

The Rivernorth Core Opportunity Fund and Rivernorth Oaktree High Income Fund elects to defer to the period ending September 30, 2021, late year ordinary losses in the amount of $10,372 and $318,558, respectively.

138	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2021, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$7,068,226	$(259,336)	$6,808,890	$72,509,329
Strategic Income Fund*	62,506,363	(128,468,004)	(65,961,641)	1,946,596,563
High Income Fund*	1,320,256	(504,562)	815,694	46,877,068

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2021, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$55,354,423	$71,938,306
Strategic Income Fund	328,591,229	453,529,006
High Income Fund	17,555,769	20,396,450

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2021 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$1,196,727	$–
Strategic Income Fund	353,828,388	294,169,742

Semi-Annual Report | March 31, 2021	139

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2021 were as follows:

Strategic Income Fund

Security Name	Value as of September 30, 2020	Purchases	Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value as of March 31, 2021	Share Balance as of March 31, 2021	Distributions
RiverNorth/Oaktree High Income Fund	$30,155,295	$563,478	$–	$–	$1,235,347	$31,954,120	3,378,600	$563,478
				$–	$1,235,347	$31,954,120	3,378,600	$563,478

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016, April 4, 2017, April 3, 2018, April 2, 2019, March 31, 2020 and on March 30, 2021. The Revolving Credit Agreement expires on March 29, 2022. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, which was 1.417% at March 31, 2021. From October 1, 2020 through March 31, 2021, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2021, Core Opportunity Fund and Strategic Income Fund had no borrowings under the Revolving Credit Agreement. High Income Fund's borrowings were as follows:

	Dates of Borrowing	Maximum Borrowing Amount	Average Loan Balance Outstanding	Average Interest Rate
High Income Fund	March 29, 2021- March 31, 2021	$1,000,000	$1,000,000	1.417%

140	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

11. BENEFICIAL OWNERSHIP

On March 31, 2021, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2021, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	30.66%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	32.32%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	43.90%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	45.02%
Strategic Income Fund – Class R	TD Ameritrade, Inc.	27.09%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	79.42%

12. RELATED PARTY TRANSACTIONS

The Strategic Income Fund engaged in cross trades with other affiliated funds during the six month period ended March 31, 2021 pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser or Sub-Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions between the Fund and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and each Fund’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of a Fund. During the six month period ended March 31, 2021, the Strategic Income Fund purchased securities of affiliated funds in the amount of $11,084,244.

13. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2021	141

RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve's Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

15. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Funds’ inability to achieve their investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, negatively impact the Funds’ performance, and cause losses on your investment in the Funds. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2021 (Unaudited)

16. SUBSEQUENT EVENTS

The trust has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | March 31, 2021	143

RiverNorth Funds	Additional Information

March 31, 2021 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

144	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2021 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At a meeting of the Board of Trustees (the “Board”), held on November 11, 2020 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust.1 The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, the Adviser’s Form ADV and a third party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”), the Board reviewed the performance of the Fund’s Retail Class shares for the three months, one-year, three-years, five-years, ten-years and since inception periods. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-50% to 70% Equity fund universe and to a peer group of similar funds selected by FUSE. The Board observed that the performance varied across periods, lagging the peer group medians for the three-month, one-year, three-year and ten-year periods, but comparing favorably for the since inception period. It was noted that the Fund’s performance was the same as the peer group median for the five-year period. The Board further observed that the Fund lagged the universe medians for all periods other than the since inception period, during which the Fund outperformed the peer group median. It was noted that for the since inception period, the performance of the Fund’s Retail Class shares was ranked first out of the nine funds included in its peer group. The Board agreed that performance was more appropriately reviewed over a long-term timeline given the Fund’s strategy. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that it was satisfied with the Fund’s performance.

[1]	Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board that reliance on the Relief was appropriate due to circumstances related to the current and potential effects of COVID-19, the Meeting was held telephonically.

Semi-Annual Report | March 31, 2021	145

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2021 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-50% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Class Retail shares’ annual net expense ratio of 1.48% was higher than the peer group median and slightly higher than the peer group average. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the universe. Differences in strategies as compared to both the funds in the peer group and universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee for the Fund was above the median paid by the peer funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the peer funds, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that although fees were above the median relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”), the Board reviewed the performance of the Fund’s Class I Shares for the three months, one-year, three-year, five-year and since inception periods. The Board noted that the Strategic Income Fund outperformed the median of FUSE’s Multisector Bond fund universe for the one-year, three-year, five-year and since inception periods, but underperformed the universe for three-month period. In comparison to the peer funds, the Fund outperformed the median for the since inception period and performed in line with the median for the one-, three- and five-year periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the Fund’s overall performance was satisfactory.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Class I shares annual net expense ratio was higher than the median of the peer group and universe, but in line with the peer group. The Board also noted that the annual management fee for the Fund was higher than the median of the peer group and Multisector Bond fund universe. The Trustees noted the fact that the active strategy of the Fund required the Adviser to pay part of the Fund’s management fee to DoubleLine as well as actively manage a portion of the Fund’s portfolio. The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

146	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2021 (Unaudited)

High Income Fund

Regarding the RiverNorth/Oaktree High Income Fund (the “High Income Fund”), the Board reviewed the performance of the Fund’s Class I shares for the three months, one-year, three-year, five year and since inception periods. The Board noted that the High Income Fund underperformed the median in FUSE’s High Yield Bond fund universe and the median of the peer group funds in all periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end funds (“CEFs”), and high-yield and senior loans differed from the funds in each group.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and FUSE’s High Yield Bond fund universe. The Board noted that the High Income Fund’s Class I shares annual gross management fee and annual net expense ratio was higher than the median of the peer funds in both categories and was in the top quartile for the universe of funds as well. The Board recalled that most of the funds in FUSE’s High Yield Bond fund universe and peer group funds follow a simpler high yield strategy than that of the High Yield Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with CEFs, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable and that increased debt from recent business endeavors had been offset by increases in revenues for the Adviser. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

Semi-Annual Report | March 31, 2021	147

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2021 (Unaudited)

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration of the Sub-Advisory Agreement with DoubleLine Capital, LP with respect to the Strategic Income Fund

At a meeting of the Board, held on November 11, 2020 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine” or the “Sub-Adviser”) related to the Strategic Income Fund.1

The Board received materials compiled by the Sub-Adviser and the Adviser, provided in support of the proposed renewal of the DoubleLine Agreement (“Renewal Materials”). The Board considered the renewal of the DoubleLine Agreement, noting that the Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Agreement. Although not meant to be all-inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive session and at the Meeting in determining to renew the DoubleLine Agreement. The Board reviewed the performance of the Strategic Income Fund for the three months, one-year, three-year, five-year and since inception periods. The Board recalled its deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging their satisfaction with the Fund’s performance. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with expectations for the DoubleLine strategy.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2021 (Unaudited)

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable, given the fees that the Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by DoubleLine, the Board considered that under the terms of the DoubleLine Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Strategic Income Fund such investment advice as the Sub-Adviser, in its discretion, deemed advisable and would furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of the Sub-Adviser’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed DoubleLine’s financial condition. The Board noted that the financial condition of DoubleLine was stable. The Board, including the Independent Trustees determined that the DoubleLine Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Agreement between the Adviser and DoubleLine for an additional one-year period.

Semi-Annual Report | March 31, 2021	149

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

John S. Oakes

David M. Swanson

John K. Carter

J. Wayne Hutchens (Advisory Board Member)

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Capital Management, L.P.

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not Applicable

Item 6.	Schedule of Investments.

The schedules of investments is included as part of the Reports to Shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

None

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of SecuritiesLending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 7, 2021

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 7, 2021